As filed with the Securities and Exchange Commission on August 6, 2004
                                                     Registration No. 333-116760
  ==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              --------------------
                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     [X] Pre-Effective Amendment No. 1 [ ] Post-Effective Amendment No. ___
                                    ---
                              --------------------
                          THE PHOENIX EDGE SERIES FUND
               (Exact Name of Registrant as Specified in Charter)
                              --------------------
                        c/o Variable Products Operations
                         Phoenix Life Insurance Company
               101 Munson Street, Greenfield, Massachusetts 01301
                    (Address of Principal Executive Offices)

                                 (800) 541-0171
              (Registrants' Telephone Number, including Area Code)
                              --------------------
                              John R. Flores, Esq.
                       c/o Phoenix Life Insurance Company
               One American Row, Hartford, Connecticut 06102-5056
                     (Name and address of Agent for Service)

                              --------------------
                  Approximate Date of Proposed Public Offering:
 As soon as practicable after the effective date of this Registration Statement.
                              --------------------
         Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, which permits registration of an indefinite number of shares of beneficial interest of the Phoenix-Aberdeen International Series. Accordingly, no filing fee is due in connection with this Registration Statement.

         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.
================================================================================

                          THE PHOENIX EDGE SERIES FUND

                              CROSS REFERENCE SHEET
                             Pursuant to Rule 481(a)


                                                              Caption or Location in
Form N-14 Item No. and Caption                                Prospectus/Proxy Statement
------------------------------                                --------------------------

Part A: Information Required in Prospectus/Proxy Statement

1.   Beginning of Registration Statement                      Cover Page
     and Outside Front Cover Page of Prospectus

2.   Beginning and Outside Back Cover                         Table of Contents
     Page of Prospectus

3.   Fee Table, Synopsis Information and Risk                 Synopsis; Principal Risk Factors;Comparison of
     Factors                                                  Investment Objectives and Policies

4.   Information about the Transaction                        Synopsis; The Proposed Reorganization;
                                                              Comparative Information on Shareholder Rights;
                                                              Appendix A (Form of Agreement and Plan of
                                                              Reorganization)

5.   Information about the Registrant                         Cover Page; Synopsis; Principal Risk Factors;
                                                              Comparison of Investment Objectives and Policies;
                                                              The Proposed Reorganization; Comparative
                                                              Information on Purchases and Exchanges; Comparative
                                                              Information on Distributions and Redemptions;
                                                              Comparative Information on Shareholder Rights;
                                                              Management and Other Service Providers; Additional
                                                              Information About The Series; Prospectus of
                                                              Registrant dated May 1, 2004, is incorporated by
                                                              reference

6.   Information about the Company Being                      Synopsis; Comparison of Investment Objectives
     Acquired                                                 and Policies; The Proposed Reorganization;
                                                              Comparative Information on Purchases and
                                                              Exchanges; Comparative Information on
                                                              Distributions and Redemptions; Comparative
                                                              Information on Shareholder Rights; Additional
                                                              Information About The Series; Prospectus of the
                                                              Registrant dated May 1, 2004 is incorporated by
                                                              reference

7.   Voting Information                                       Synopsis; The Proposed Reorganization; Comparative
                                                              Information on Shareholder Rights; Voting Information

8.   Interest of Certain Persons and Experts                  The Proposed Reorganization

9.   Additional Information Required for                      Not Applicable
     Reoffering By Persons Deemed to be Underwriters

                                                              Caption or Location in
Form N-14 Item No. and Caption                                Prospectus/Proxy Statement
------------------------------                                --------------------------

Part B:  Information Required in Statement of Additional
         Information

10.  Cover Page                                               Cover Page

11.  Table of Contents                                        Table of Contents

12.  Additional Information about the Registrant              Cover Page; Statement of Additional Information of
                                                              Registrant, dated May 1, 2004

13.  Additional Information about the                         See item 12
     Company Being Acquired

14.  Financial Statements                                     Annual Report of the Registrant for the
                                                              year ended December 31, 2003, and ProForma
                                                              Financial Statement for the period ended
                                                              December 31, 2003

Part C:  Other Information

15.  Indemnification                                          Indemnification

16.  Exhibits                                                 Exhibits

17.  Undertakings                                             Undertakings

                                     PART A

                  PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES

                                   A SERIES OF
                          THE PHOENIX EDGE SERIES FUND
                  C/O PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS
                                  P.O. BOX 8037
                              BOSTON, MA 02266-8027
                                 (800) 541-0171

                              ---------------------

                                                                 August 6, 2004

Dear Contract/Policyholder:

   The Phoenix-Sanford Bernstein Global Value Series (the "Merging Series"), a series of The Phoenix Edge Series Fund (the "Trust"), will hold a Special Meeting of Shareholders at 10:45 a.m., local time, on September 14, 2004 at One American Row, Hartford, Connecticut 06102. At the Special Meeting, Phoenix Life Insurance Company ("PLIC"), and its affiliates, will vote on an Agreement and Plan of Reorganization (the "Agreement" or "Plan") under which the Merging Series will be combined with the Phoenix-Aberdeen International Series (the "Surviving Series"), another series of the Trust (the "Reorganization"). The Surviving Series has a similar investment objective to that of the Merging Series. If the Agreement is implemented, the separate accounts holding shares of the Merging Series will receive shares of the Surviving Series with an aggregate net asset value equal to the aggregate net asset value of the investment in the Merging Series. No sales charge will be imposed in connection with the Reorganization. PLIC will pay all costs of the Reorganization. The Reorganization is conditioned upon receipt of an opinion of counsel indicating that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes.

   The Board of Trustees of the Trust believes that the Reorganization offers you the opportunity to pursue your goals in a larger Series. The Board of Trustees has carefully considered and has unanimously approved the proposed Reorganization, as described in the accompanying materials, and believes that the Reorganization is in the best interests of the Merging Series and its shareholders.

   As an owner of a variable annuity or variable life insurance contract issued by PLIC or one of its affiliated insurance companies (together, "Phoenix"), you have the contractual right to instruct the insurance company how to vote the shares of the Merging Series at this meeting. Although you are not directly a shareholder of the Merging Series, some or all of your contract value is invested in the Merging Series pursuant to your policy or contract. For the limited purposes of this Prospectus/Proxy statement, the term "shareholder" refers to you as the contract/policy owner, unless the context otherwise requires. Therefore, the Board of Trustees recommends that you vote in favor of the Agreement. It is very important that you vote and that your vote be received no later than September 14, 2004. If the Voting Instructions Card is executed and no direction is made, you will be considered as voting FOR the proposal and, in the discretion of the insurance company, upon such other business as may properly come before the Special Meeting.

   We have enclosed a copy of the Notice of Special Meeting of Shareholders, the Prospectus/Proxy Statement and a card entitled "Voting Instructions." This card should be used to register your vote on the proposals to be acted upon at the Special Meeting. It is important for you to provide voting instructions with respect to the issues described in the accompanying Prospectus/Proxy Statement. We recommend that you read the Prospectus/Proxy Statement in its entirety as the explanations will help you to decide what voting instructions you would like to provide.

     Voting instructions executed by you may be revoked at any time prior to Phoenix voting the shares represented thereby: by written notice of the instruction card's revocation to the Secretary of the Trust at the address above prior to the meeting; or by the subsequent execution and return of another instruction card prior to the meeting; or by use of any electronic, telephonic or other alternative means authorized by the Trustees for authorizing the proxy to act; or by being present and voting in person at the meeting and giving oral notice of revocation to the Chairman of the meeting.

     As a convenience, you can provide voting instructions in any one of four ways:

     o  THROUGH THE INTERNET - www.proxyweb.com

     o  BY TELEPHONE - 800-690-6903

     o BY MAIL - using the enclosed Voting Instructions Card(s) and postage-paid envelope

     o  IN PERSON - at the Special Meeting

     We encourage you to vote by telephone or Internet; have your proxy card in hand, and call the number or go to the Web Site and follow the instructions given there. Use of telephone or Internet voting will reduce the time and costs of this proxy solicitation. Whichever method you choose, please read the enclosed Prospectus/Proxy Statement carefully before you vote.

     Your vote on these matters is important. Please complete the Voting Instructions Card and return it promptly in the envelope provided or vote using one of the other methods described above. Please respond. In order to avoid the additional expense of further solicitation, we ask that you vote promptly. It is important that your policy or contract be represented.

                                                 Sincerely,


                                                 /s/ Philip R. McLoughlin
                                                 Philip R. McLoughlin
                                                 President

                  PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES

                                   A SERIES OF
                          THE PHOENIX EDGE SERIES FUND
                                101 MUNSON STREET
                         GREENFIELD, MASSACHUSETTS 01301

                           --------------------------

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD SEPTEMBER 14, 2004

                           --------------------------



To The Contract and Policy Holders:

   The Phoenix-Sanford Bernstein Global Value Series, a series of The Phoenix Edge Series Fund (the "Trust"), a Massachusetts business trust, will hold a Special Meeting of Shareholders at One American Row, Hartford, Connecticut, 06102 on September 14, 2004, at 10:45 a.m., local time, for the following purposes:

   1. To consider and act upon a proposal to approve the Agreement and Plan of Reorganization, dated September 14, 2004, and the transactions it contemplates, including (a) the transfer of all of the assets of the Phoenix-Sanford Bernstein Global Value Series (the "Merging Series") to the Phoenix-Aberdeen International Series (the "Surviving Series"), another series of the Trust, in exchange solely for shares of the Surviving Series and the assumption by the Surviving Series of all liabilities of the Merging Series and (b) the distribution of the shares of the Surviving Series so received to shareholders of the Merging Series in complete liquidation of the Merging Series. A vote in favor of the Agreement and Plan of Reorganization is a vote in favor of termination of the Merging Series.

   2. To consider and act upon any other business as may properly come before the meeting and any adjournments thereof.

   The Board of Trustees of the Trust has fixed the close of business on July 20, 2004, as the record date for determining shareholders entitled to notice of and to vote at the Special Meeting and any adjournment or postponement thereof.

   You are cordially invited to attend the Special Meeting.
Contract/Policyholders who do not expect to attend the Special Meeting are asked to respond promptly via Internet or telephone, or by returning a completed voting instructions card. The Board of Trustees of the Trust is soliciting the enclosed proxy.

                                        By Order of the Board of Trustees of
                                        The Phoenix Edge Series Fund,





                                        RICHARD J. WIRTH
                                        SECRETARY

Hartford, Connecticut
August 6, 2004

                  PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES

                                EACH A SERIES OF
                          THE PHOENIX EDGE SERIES FUND
                                101 MUNSON STREET
                         GREENFIELD, MASSACHUSETTS 01301
                                  800-541-0171

                           PROSPECTUS/PROXY STATEMENT


                              DATED AUGUST 6, 2004

   The Phoenix Edge Series Fund ("Trust"), a Massachusetts business trust, serves as an investment vehicle for use in connection with variable life insurance policies and variable annuity contracts (collectively, "Contracts") issued by Phoenix Life Insurance Company ("PLIC"), PHL Variable Insurance Company ("PHL Variable"), Phoenix Life and Annuity Company ("PLAC") (collectively, "Phoenix") and their separate accounts. Phoenix and the separate accounts are the sole shareholders of record of the Trust.

   This Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Board of Trustees of the Trust ("Trustees"), for use at the Special Meeting of Shareholders of the Phoenix-Sanford Bernstein Global Value Series (the "Merging Series") to be held at 10:45 a.m., local time, on September 14, 2004 at the offices of the Phoenix Life Insurance Company located at One American Row, Hartford, Connecticut 06102 and at any adjournment(s) thereof.

   The purpose of the meeting is to consider approval of an Agreement and Plan of Reorganization (the "Agreement") that would effect the reorganization (the "Reorganization") of the Merging Series into the Phoenix-Aberdeen International Series, another series of the Trust (the "Surviving Series"), as described below. Under the Agreement, all of the assets of the Merging Series would be transferred to the Surviving Series in exchange solely for shares of beneficial interest in the Surviving Series and the assumption by the Surviving Series of all liabilities of the Merging Series. These shares of the Surviving Series would then be distributed pro rata to the separate accounts of the insurance companies then holding shares of the Merging Series, and then the Merging Series would be liquidated. As a result of the proposed transactions, the separate accounts would receive a number of full and fractional shares of the Surviving Series with an aggregate net asset value equal to the aggregate net asset value of the Merging Series shares on the closing date of the Reorganization.

   The Surviving Series and the Merging Series are both series of the Trust, an open-end management investment company. The Surviving Series has an investment objective of high total return consistent with reasonable risk. The Merging Series has an investment objective of long-term capital growth through investment in equity securities of foreign and U.S. companies. Phoenix Investment Counsel, Inc. ("PIC"), is employed as the investment advisor for the Surviving Series, and Aberdeen Asset Management, Inc. previously known as Aberdeen Fund Managers, Inc. ("Aberdeen"), is the sub-advisor to the Surviving Series. Phoenix Variable Advisors, Inc. ("PVA"), is employed as the investment advisor to the Merging Series, and Alliance Capital Management L.P. ("Alliance"), through its Bernstein Investment Research and Management Unit ("Bernstein"), is the sub-advisor to the Merging Series.

   This Prospectus/Proxy Statement, which you should retain for future reference, sets forth the information that you should know about the Merging Series, the Surviving Series, and the transactions contemplated by the Agreement. As used in this Prospectus/Proxy Statement, the term "Series" refers individually and collectively to the Merging Series and the Surviving Series.

   A Prospectus, as supplemented, and a Statement of Additional Information ("SAI"), as supplemented, for the Series, dated May 1, 2004 (Registration No. 033-05033), have been filed with the Securities and Exchange Commission ("SEC") and are incorporated by reference in this Prospectus/Proxy Statement. This means that such information is legally considered to be part of this Prospectus/Proxy Statement. A copy of the prospectus and periodic reports have been sent to shareholders; however, copies of the above-referenced documents are available upon oral request or written request and without charge by contacting Phoenix Variable Products Mail Operations, P.O. Box 8027, Boston, Massachusetts 02266-8027, or by calling toll-free 1-800-541-0171.

   The Trust files reports, proxy materials and other information with the SEC. Information about the Trust, including the SAI for the Trust, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at 202-942-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.

   This Prospectus/Proxy Statement constitutes the proxy statement of the Merging Series for the Special Meeting, and the prospectus for shares of the Surviving Series that have been registered with the SEC and are being issued in connection with the Reorganization. The Statement of Additional Information for this Prospectus/Proxy Statement dated August 6, 2004, is incorporated by reference. (File No. 333-116760). Both the Prospectus/Proxy Statement and Statement of Additional Information have been filed with the SEC and are all available upon oral request or written request and without charge by contacting Phoenix Variable Products Mail Operations at the address above or by calling the toll-free number above. This Prospectus/Proxy Statement is expected to first be sent to shareholders on or about August 17, 2004.

                              --------------------

THE SECURITIES OF THE SURVIVING SERIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC DETERMINED IF THIS PROSPECTUS/PROXY STATEMENT IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              --------------------

                                TABLE OF CONTENTS

                                                                          Page
                                                                          ----

SYNOPSIS..................................................................   1

PRINCIPAL RISK FACTORS....................................................   4

THE PROPOSED REORGANIZATION...............................................   7

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES..........................  10

COMPARATIVE INFORMATION ON PURCHASES AND EXCHANGES........................  13

COMPARATIVE INFORMATION ON DISTRIBUTIONS AND REDEMPTIONS..................  14

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS.............................  14

FISCAL YEAR...............................................................  16

MANAGEMENT AND OTHER SERVICE PROVIDERS....................................  16

VOTING INFORMATION........................................................  16

ADDITIONAL INFORMATION ABOUT THE SERIES...................................  19

MISCELLANEOUS.............................................................  19

SURVIVING SERIES FINANCIAL HIGHLIGHTS.....................................  23

OTHER BUSINESS............................................................  24

APPENDIX A................................................................ A-1

                      THIS PAGE LEFT INTENTIONALLY BLANK.

                                    SYNOPSIS


   The following synopsis is a summary, and is qualified by later discussion in this Prospectus/Proxy Statement. For additional information on the topics described below, please refer to the respective section of this Prospectus/Proxy Statement.

BACKGROUND

   The proposed Reorganization is the outcome of deliberations by the Board of Trustees of the Trust (the "Trustees"). Phoenix management recommended that the Trustees consider the benefits that the Series shareholders would realize if the Merging Series were to be combined with the Surviving Series. In response to their recommendation, the independent Trustees of the Trust requested that management outline a specific Reorganization proposal for their consideration and provide an analysis of the specific benefits that shareholders would realize from the proposal. Independent Trustees are Trustees who are not "interested persons" of the Trust (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act")). After considering the specific Reorganization proposal, and specific benefits that shareholders are expected to realize from the proposal, the Trustees, including the independent Trustees, at a Special Meeting held on May 11, 2004, unanimously approved the Reorganization, subject to approval by Merging Series Shareholders.

SUMMARY OF THE PROPOSED REORGANIZATION

   The Reorganization will be effected in accordance with the terms of the Agreement, a form of which is attached to this Prospectus/Proxy Statement as Appendix A. The Agreement provides for:

   o the acquisition by the Surviving Series, on the closing date of the Reorganization, of all of the assets of the Merging Series in exchange solely for shares of the Surviving Series and the assumption by the Surviving Series of all liabilities of the Merging Series;

   o the pro rata distribution of shares of the Surviving Series to the shareholders of the Merging Series in exchange for their respective shares of the Merging Shares; and

   o the complete liquidation of the Merging Series as provided in the Agreement.

   The Reorganization is anticipated to occur on or about September 24, 2004. If the Agreement is implemented, the insurance company separate accounts holding shares of the Merging Series will receive a number of full and fractional shares of the Surviving Series shares with an aggregate net asset value equal to the aggregate net asset value of their shares of the Merging Series shares as of the closing date of the Reorganization.

   The implementation of the Agreement is subject to a number of conditions set forth in the Agreement. See "The Proposed Reorganization." The following are significant conditions (which may not be waived):

   o the receipt by the Trust of an opinion of counsel that, for Federal income tax purposes, the Reorganization will qualify as a tax-free Reorganization described in Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"); and

   o    the approval of the Agreement by the shareholders of the Merging Series.

   The Agreement provides that PLIC will bear all costs and expenses of the Reorganization, including the costs of the Special Meeting, the costs and expenses incurred in the preparation and mailing of the notice, this Prospectus/Proxy Statement and the proxy, and the tabulation of voting instructions.

INVESTMENT OBJECTIVES AND POLICIES

   The investment objectives and principal investment strategies of the Merging Series and the Surviving Series are similar:

   o the Merging Series has an investment objective of long-term capital growth through investment in equity securities of foreign and U.S. companies. The Surviving Series has an investment objective of high total return consistent with reasonable risk; and

   o under normal circumstances, the Merging Series invests in a diversified portfolio of securities of foreign and U.S. issuers in various economic sectors. The Merging Series may invest in any region of the world, but will invest primarily in equity securities of companies in major developed nations in Europe, the Far East, Australia, and in Canadian and U.S. companies. Under normal circumstances, the Surviving Series invests at least 80% of its assets in non-U.S. issuers located in not fewer than three countries.

   See "Principal Risk Factors" and "Comparison of Investment Objectives and Policies" below for further information on the similarities and differences among the investment objectives, policies and risks of the Surviving Series and the Merging Series. You can also find additional information for the Surviving Series in its Prospectus.

DIVIDENDS AND DISTRIBUTIONS

   The Merging Series distributes net income semi-annually and the Surviving Series distributes net income quarterly. Both Series distribute net realized capital gains, if any, at least annually. All dividends and distributions of the Merging Series and the Surviving Series are paid in additional shares of the respective Series. You can also find additional information on dividends and distributions for the Surviving Series in its Prospectus.

PURCHASES AND EXCHANGES

   The shares of the Trust are not directly offered to the public. Shares of the Trust currently are offered through certain separate accounts owned by Phoenix to fund the Contracts. A person can invest in the Trust only by purchasing a Contract and directing the allocation of the purchase payment(s) to the sub-account(s) corresponding to the Series in which the Contract holder wishes to invest. The sub-accounts, in turn, invest in shares of the Trust. Not all Series may be available through a particular Contract. At this time, Phoenix does not charge for sub-account transfers; however, Phoenix does reserve the right to charge a fee of up to $20 per transfer after the first twelve transfers in each Contract year.

   Because excessive trading can hurt a Series performance and therefore be detrimental to all contract/policyholders, Phoenix does reserve the right to temporarily or permanently terminate trading privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a sub-account within any 30-day period. Phoenix will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple Contract owners), unless Phoenix has entered into a third-party transfer service agreement with the registered representative's broker-dealer firm.

   Both Series currently offer shareholders identical exchange privileges. Shareholders of either Series may exchange their shares for shares of another series of the Trust at any time.

REDEMPTION PROCEDURES

   As a person owning a Contract issued by Phoenix, you have the right to instruct the insurance company how to vote and redeem the shares of the Merging Series and the Surviving Series. Shareholders of both Series may redeem their shares at a redemption price equal to the net asset value of the shares (minus any applicable product surrender charge) as next determined following the receipt of a redemption order in proper form. Ordinarily, payments of redemption proceeds for redeemed shares are made within seven days after receipt of a redemption request in proper form. See "Comparative Information on Distributions and Redemptions" for more information. You can also find additional information on the Surviving Series' redemption procedures in its Prospectus.

FEDERAL TAX CONSEQUENCES OF PROPOSED REORGANIZATION

   At the closing of the Reorganization, the Trust will receive an opinion of counsel, subject to customary assumptions and representations, that, for Federal income tax purposes, the Reorganization will qualify as a tax-free Reorganization described in Section 368(a) of the Code. Accordingly,

   o no gain or loss will be recognized by the Merging Series on the transfer of the assets of the Merging Series to the Surviving Series in exchange for Surviving Series shares and the assumption by the Surviving Series of all liabilities of the Merging Series or upon the distribution of Surviving Series shares to the Merging Series insurance company shareholders in exchange for their shares of the Merging Series;

   o the tax basis of the Merging Series' assets acquired by the Surviving Series will be the same as the tax basis of such assets to the Merging Series immediately prior to the Reorganization, and the holding period of the assets of the Merging Series in the hands of the Surviving Series will include the period during which those assets were held by the Merging Series; and

   o no gain or loss will be recognized by the Surviving Series upon the receipt of the assets of the Merging Series solely in exchange for the Surviving Series shares and the assumption by the Surviving Series of all liabilities of the Merging Series.

   We also believe that the Reorganization should not adversely impact the tax treatment of your variable life or variable annuity contracts. Shareholders of the Merging Series should consult their tax advisors regarding the effects, if any, of the proposed Reorganization in light of their individual circumstances.

   See "The Proposed Reorganization--Federal Income Tax Consequences" for more information.

RISK FACTORS

   An investment in the Surviving Series is subject to specific risks arising from the types of securities in which the Surviving Series invests and general risks arising from investing in any mutual fund type of investment. The primary risks to which the Surviving Series is subject include the risks of investing in foreign investments, growth stocks, equity securities and fixed income markets. Investors can lose money by investing in the Surviving Series. There is no assurance that the Surviving Series will meet its investment objectives. Because the Surviving Series' investment objectives and policies are similar to those of the Merging Series, an investment in the Surviving Series is subject to many of the same risks as an investment in the Merging Series. See "Principal Risk Factors" for the principal risks associated with an investment in the Surviving Series.

MANAGEMENT AND OTHER SERVICE PROVIDERS

    PIC is the investment advisor to the Surviving Series. Aberdeen is the sub-advisor to the Surviving Series and is responsible for its day-to-day portfolio management. PVA is the investment advisor to the Merging Series. Bernstein is the sub-advisor to the Merging Series and provides day-to-day portfolio management for the Merging Series.

COMPARATIVE FEE TABLES

   The tables below are designed to assist you in understanding the various direct and indirect costs and expenses associated with an investment in each Series. The table and the example do not include any fees or sales charges imposed under the Contracts for which the Series is an investment option. If these fees and sales charges were reflected, the total expenses associated with an investment in each Series shown in the tables would be higher. Each table also includes pro forma information for the combined Surviving Series resulting from the Reorganization assuming the Reorganization took place on December 31, 2003, and after adjusting such information to reflect current fees. The expense information for the Surviving Series and the Merging Series is based upon expenses for the period ended December 31, 2003.

   There are no load charges or fees imposed upon shareholders of the Series. However, contractual charges do apply. As indicated in the table below, immediately upon effectiveness of the Reorganization, the "Total Annual Series Operating Expenses" for the combined Surviving Series are expected to be lower than the "Total Annual Series Operating Expenses" for the Merging Series.

ANNUAL SERIES OPERATING EXPENSES
--------------------------------                                                                 PRO FORMA COMBINED
   (expenses that are deducted, from assets)            SURVIVING SERIES      MERGING SERIES           SERIES
                                                       ------------------    ----------------   --------------------

   Management Fees                                           0.75%                0.90%                  0.75%
   Distribution and service (12b-1) Fees                     None                 None                   None
   Other Expenses                                            0.32%                1.11%                  0.31%

Total Annual Series Operating Expenses                       1.07%                2.01%(1)               1.06%

(1) The Series' investment advisor has voluntarily agreed to reimburse the Series' expenses, other than the management fees, to the extent that such expenses exceed 0.25% of the Series' average net assets (the "expense cap"). The Series' operating expenses after reimbursement would have been 1.15% for the year ended December 31, 2003. The expense cap may be changed or eliminated at any time without notice.

   The following example illustrates the impact of above fees and expenses on an account with an initial investment of $10,000, based on the expense rates shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "Annual Trust Operating Expenses" remaining the same each year. The example is offered to show the costs of investing in the Surviving and Merging Series. This example is hypothetical; actual trust expenses and returns vary from year to year and may be higher or lower than those shown.

   Fees and expenses if you redeemed your shares at the end of each time period:

                                                  1 YEAR          3 YEARS          5 YEARS         10 YEARS
                                                  ------          -------          -------         --------

   Surviving Series                               $  109          $  341           $  591          $1,308

   Merging Series                                 $  204          $  629           $1,081          $2,334

   Pro Forma Combined Surviving Series            $  108          $  338           $  586          $1,296

   Note: Actual expenses for the Surviving Series may be lower than those shown in the example above since the expense levels used to calculate the figures shown do not include the reimbursement of expenses over certain levels by the Surviving Series' advisor.

   The purpose of the tables above is to help the investor understand the various costs and expenses that the investor will bear directly or indirectly. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN SHOWN.

                             PRINCIPAL RISK FACTORS

   The Surviving Series' investment objective and policies are similar to those of the Merging Series. An investment in the Surviving Series is subject to some of the same specific risks as an investment in the Merging Series. The following highlights the principal similarities and differences between the principal risk factors associated with an investment in the Surviving Series as contrasted with those associated with the Merging Series; it is qualified in its entirety by the more extensive discussion of risk factors in the Prospectuses and Statements of Additional Information of the Surviving Series and the Merging Series, respectively.

   There are differences between the risks of investing in the Merging Series and investing in the Surviving Series. Each series has equity securities investing risk, foreign investing risk and foreign currency risk. These risks are described below. An investment in the Merging Series is subject to value investing risk, while an investment in the Surviving Series is subject to growth stock investing risk. An investment in the Surviving Series, therefore, may tend to be more volatile than an investment in the Merging Series, with the value of an investment in the Surviving Series rising faster when markets rise and dropping more sharply when markets fall. An investment in the Surviving Series, unlike the Merging Series, is not subject to emerging market investment risk.

   An investment in the Surviving Series is subject to specific risks arising from the types of securities in which it invests and the general risks arising from investing in any mutual fund. You can lose money by investing in the Surviving Series. There is no assurance that the Surviving Series will meet its investment objective.

GENERAL

   The value of the investments of the Merging Series and the Surviving Series that support their share values can decrease. If, between the time shares are purchased and the time shares are sold, the value of the Series investments decreases, you will lose money.

   Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which your Series invests can be worse than expected and investments may fail to perform as the Series' investment subadvisor expects. As a result, the value of the shares may decrease.

   The following chart indicates the primary investment risks of the Surviving Series and the Merging Series. Descriptions of the risks of the Surviving Series can be found below.

          SURVIVING SERIES                          MERGING SERIES
          ----------------                          --------------

    Foreign Investment Risk                 Equity Securities Investment Risk
    Foreign Currency Risk                   Foreign Investment Risk
    Equity Securities Investment Risk       Foreign Currency Risk
    Growth Stock Investment Risk            Emerging Market Investment Risk
                                            Value Investing Risk

Foreign Investment Risk

    Foreign investments could be more difficult to sell than U.S. investments. They also may subject a Series to risks different from investing in domestic securities. Investments in foreign securities may involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, and possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be more volatile in price than U.S. securities. There may also be difficulty in invoking legal protections across borders. In addition, investment in emerging-market countries presents risks in greater degree than those presented by investment in foreign issuers of countries with developed securities markets and more advanced regulatory systems.

    Some foreign securities are issued by companies organized outside the United States and are traded only or primarily in trading markets outside the United States. These foreign securities can be subject to most, if not all, of the risks of foreign investing. Some foreign securities are issued by companies organized outside the United States but are traded in U.S. securities markets and are denominated in U.S. dollars. For example, American Depositary Receipts and shares of some large foreign-based companies are traded on the principal U.S. exchanges. Other securities are not traded in the United States but are denominated in U.S. dollars. These securities are not subject to all the risks of foreign investing. For example, foreign trading market and currency risks will not apply to dollar-denominated securities traded in U.S. securities markets.

Foreign Currency Risk

    Changes in foreign exchange rates will affect the value of those securities denominated or quoted in currencies other than the U.S. dollar. The forces of supply and demand in the foreign exchange markets determine exchange rates and these forces are in turn affected by a range of economic, political, financial, governmental and other factors. Exchange-rate fluctuations can affect the Series' net asset value (share price) and dividends either positively or negatively, depending upon whether foreign currencies are appreciating or depreciating in value relative to the U.S. dollar. Exchange rates fluctuate over both the short and long terms. In addition, when certain foreign countries experience economic difficulties, there is an increased risk that the foreign government may impose restrictions on the free exchange of its currency.

Emerging Market Investment Risk

   Investment in less-developed countries whose markets are still emerging generally presents risks in greater degree than those presented by investment in foreign issuers based in countries with developed securities markets and more advanced regulatory systems. Prior governmental approval of foreign investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. The charters of individual companies in developing countries may impose limitations on foreign ownership to prevent, among other concerns, violation of foreign investment limitations.

   The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been (and may continue to be) adversely affected by economic conditions in these countries.

Equity Securities Investment Risk

    In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). Some of the series may invest in stock offered in Initial Public Offerings ("IPOs"), which typically have less available public information. Investment returns from IPOs may be highly volatile, and may be subject to varying patterns of trading volume, and these securities may, at times, be difficult to sell. In addition, from time to time, a Series may purchase shares in IPOs and then immediately sell them. This practice will increase portfolio turnover rates and may increase costs to the series, affecting series performance.

Growth Stock Investment Risk

    Because growth companies typically make little or no dividend payments to shareholders, investment return is based essentially on capital appreciation, making return more dependent on market fluctuations. Growth stocks are therefore more sensitive to market changes than are non-growth stocks, tending to rise faster when markets rise and drop more sharply when markets fall.

Value Investing Risk

    The value approach to investing involves the risk that the value of the security will not be recognized for an unexpectedly long period of time, and that the security is not undervalued but is appropriately priced due to fundamental problems not yet apparent.

                           THE PROPOSED REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION

   The terms and conditions under which the proposed Reorganization may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below. This summary, however, is qualified in its entirety by reference to the Agreement, a form of which is attached to this Prospectus/Proxy Statement as Appendix A.

   The Agreement contemplates:

   o the acquisition by the Surviving Series, on the closing date of the Reorganization, of all of the assets of the Merging Series in exchange solely for shares of the Surviving Series and the assumption by the Surviving Series of all liabilities of the Merging Series;

   o the pro rata distribution of shares of the Surviving Series to the shareholders of the Merging Series in exchange for their respective shares of the Merging Series; and

   o the complete liquidation of the Merging Series as provided in the Agreement.

   The assets of the Merging Series to be acquired by the Surviving Series include all property, including, without limitation, all cash, securities, and dividends or interest receivables which are owned by the Merging Series and any deferred or prepaid expenses shown as an asset on the books of the Merging Series on the closing date of the Reorganization. The Surviving Series will assume all liabilities of the Merging Series as of the closing date, including all accrued expenses, costs and reserves of the Merging Series reflected on the unaudited statement of assets and liabilities as of the closing date. The closing of the Reorganization will occur following satisfaction (or waiver) of the conditions to closing set forth in the Agreement or such later date as the parties may agree.

   The value of the Merging Series' assets to be acquired and the Merging Series' liabilities to be assumed by the Surviving Series, and the net asset value of shares of the Surviving Series, will be determined immediately after the close of regular trading on the New York Stock Exchange on the closing date, using the valuation procedures set forth in the Series' then-current Prospectus and Statement of Additional Information. The number of shares of the Surviving Series to be issued to the shareholders of each Merging Series will be determined by dividing (a) the value of the aggregate net assets of each Merging Series by (b) the net asset value of one share of the Surviving Series.

   On the closing date, the Merging Series will liquidate and distribute pro rata to its shareholders of record the Surviving Series shares received by the Merging Series in exchange for their respective shares in the Merging Series. This liquidation and distribution will be accomplished by opening an account on the books of the Surviving Series in the name of each shareholder of record of the Merging Series and by crediting to each account the shares due pursuant to the Reorganization. Every Merging Series shareholder will own shares of the Surviving Series immediately after the Reorganization, the value of which will be equal to the value of the shareholder's Merging Series on the Closing Date.

   At or prior to the closing date, the Merging Series will declare a dividend or dividends which, together with all previous such dividends, will have the effect of distributing to the Merging Series shareholders of record all of the Merging Series' investment company taxable income for all taxable years ending at or prior to the closing date and all of its net capital gains realized (after reduction for any capital loss carry-forward) in all taxable years ending at or prior to the closing date.

   Subject to certain limitations on liability, the Surviving Series has agreed to indemnify and hold harmless those Trustees who are not "interested persons" of the advisor or distributor of the Merging Series (the "Independent Trustees") from and against any and all claims, costs, expenses (including reasonable attorneys' fees), losses and liabilities of any sort or kind (collectively, "Liability") which may be asserted against them or for which the Independent Trustees may become liable arising out of or attributable to the transactions contemplated by the Agreement, provided that any Independent Trustee seeking the benefit of this indemnification shall not have materially contributed to the creation of such Liability by acting in a manner contrary to his or her fiduciary duties as a trustee under the 1940 Act.

   The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement. Certain of these conditions may be waived by the Trustees, or by an authorized officer of the Trust, as appropriate.

   The significant conditions which may not be waived are: (a) the receipt by the Trust of an opinion of counsel that the Reorganization will qualify as a tax-free reorganization described in Section 368(a) of the Code for Federal income tax purposes and (b) the approval of the Agreement by the shareholders of the Merging Series. The Agreement may be terminated and the Reorganization abandoned at any time, before or after approval by the shareholders of the Merging Series, prior to the closing date, by resolution of the Board of Trustees. In addition, the Agreement may be amended by mutual agreement, except that no amendment may be made to the Agreement subsequent to the Special Meeting that would change the provisions for determining the number of Surviving Series shares to be issued to shareholders of the Merging Series without their further approval.

REASONS FOR THE REORGANIZATION

   The proposal for the Reorganization is the outcome of deliberations by the Trustees of the Trust. Phoenix management recommended that the Trustees consider the benefits that shareholders would realize if the Merging Series were to be combined with the Surviving Series. In response to that recommendation, the independent Trustees of the Trust requested that management outline a specific Reorganization proposal for their consideration and provide an analysis of the specific benefits to be realized by shareholders from the proposal.

   In the course of their review, the Trustees of the Trust noted that the Reorganization would be a means of combining two Series with similar investment objectives and principal investment strategies and would permit the shareholders of the Merging Series to pursue their investment goals in a Surviving Series which, after the Reorganization, is anticipated to be larger than the Merging Series. In reaching this conclusion, the Board considered a number of additional factors, including, but not limited to, the following:

   o the potential benefits of the Reorganization to shareholders of the Surviving Series and the Merging Series, including that the Reorganization could result in economies of scale through the spreading of fixed costs over a larger asset base;

   o the terms and conditions of the proposed Agreement, and that the proposed Agreement will not result in dilution of shareholder interests;

   o the total expense ratio of the combined Surviving Series following the Reorganization is projected to be lower than the current total expense ratio of the Merging Series;

   o the compatibility of investment objectives, policies, restrictions and investment holdings among the Merging Series and the Surviving Series;

   o the ability to better manage asset flows in the Surviving Series because of its anticipated greater size;

   o    the comparable performance of the Series;

   o the terms and conditions of the Agreement will have minimal effect on the price of the outstanding shares of each Series;

   o the Reorganization provides for continuity of distribution and shareholder servicing arrangements; and

   o the Reorganization is not expected to result in the recognition of any gain or loss for Federal income tax purposes either to the Merging Series or the Surviving Series and should not adversely impact the tax treatment of the variable contracts invested in whole or in part in either of the Series.

   After considering these and other factors, the Trustees, including the Independent Trustees, unanimously concluded at a Special Meeting held on May 11, 2004, that the Reorganization is fair and reasonable and would be in the best interests of both the Merging Series and the Surviving Series and their respective shareholders and that the interests of either Series' shareholders will not be diluted as a result of the transactions contemplated by the Reorganization recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized. The Trustees unanimously voted to approve the Reorganization and authorized the officers of the Trust to submit the Reorganization proposal to shareholders of the Merging Series for consideration.

FEDERAL INCOME TAX CONSEQUENCES

   McDermott Will & Emery LLP, special tax counsel to the Trust, is to opine that, subject to customary assumptions and representations, on the basis of the existing provisions of the Code, the Treasury Regulations promulgated thereunder and current administrative and judicial interpretations thereof, for Federal income tax purposes, the Reorganization will qualify as a tax-free reorganization described in Section 368(a) of the Code. Accordingly:

   o no gain or loss will be recognized by the Merging Series on the transfer of the assets of the Merging Series to the Surviving Series solely in exchange for Surviving Series shares and the assumption by the Surviving Series of all liabilities of the Merging Series, or upon the distribution of Surviving Series shares to the Merging Series insurance company shareholders in exchange for their shares of the Merging Series;

   o the tax basis of the Merging Series' assets acquired by the Surviving Series will be the same as the tax basis of such assets to the Merging Series immediately prior to the Reorganization, and the holding period of the assets of the Merging Series in the hands of the Surviving Series will include the period during which those assets were held by the Merging Series; and

   o no gain or loss will be recognized by the Surviving Series upon the receipt of the assets of the Merging Series solely in exchange for the Surviving Series shares and the assumption by the Surviving Series of all liabilities of the Merging Series.

   The receipt of such an opinion that the Reorganization will qualify as a tax-free reorganization described in Section 368(a) of the Code is a condition to the consummation of the Reorganization. The Trust has not obtained an Internal Revenue Service ("IRS") private letter ruling regarding the Federal income tax consequences of the Reorganization, and the IRS is not bound by advice of counsel. You are not directly a shareholder of the Merging Series but, instead, some or all of your variable life insurance policy or variable annuity contract is invested in the Merging Series. We also believe, however, that the Reorganization should not adversely affect the tax treatment of your variable contract.

   It is possible, although unlikely in our view, that, because the Merging Series will no longer be an available Series underlying your variable contract, your Contract could be considered changed in a manner that causes the contract or policy to be considered newly issued for Federal income tax purposes. In such a case, your Contract would be subject to the Federal income tax rules in effect on the effective date of the Reorganization instead of the Federal income tax rules in effect on the issue date of your Contract, which could have been more favorable.

   Shareholders of the Merging Series should consult their tax advisors regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Since the foregoing discussion relates only to the Federal income tax consequences of the Reorganization, shareholders of the Merging Series should also consult tax advisors as to state and local tax consequences, if any, of the Reorganization.

   It is also possible that if the reorganization were not tax free, which as indicated above is not expected, and the Surviving Series as a result failed to qualify as a regulated investment company, the diversification rules of Code
Section 817(h) might be violated. In such case, income on your contract could be currently taxable to you.

   CAPITALIZATION

   The following table sets forth the capitalization of the Surviving Series and the Merging Series, and on a pro forma basis for the combined Surviving Series as of December 31, 2003 giving effect to the proposed acquisition of net assets of the Merging Series at net asset value.

                                                                                                  PRO FORMA
                                                                                                   COMBINED
                                    SURVIVING SERIES              MERGING SERIES                    SERIES
                                    ----------------              --------------                    ------

Net assets                             $145,580,403                  $16,837,688                  $162,418,091
Net asset value per share              $      10.66                  $     10.61                  $      10.66
Shares outstanding                     13,657,977                    1,587,060                    15,237,497

   The table set forth above should not be relied on to determine the number of Surviving Series shares to be received in the Reorganization. The actual number of shares to be received will depend upon the net asset value and number of shares outstanding of the Merging Series and the Surviving Series at the time of the Reorganization.

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

   The following discussion is a summary of some of the more significant similarities and differences in the investment objectives, policies and restrictions of the Surviving Series and the Merging Series. The discussion below is qualified in its entirety by the discussion elsewhere in this Prospectus/Proxy Statement and in the Trust's Prospectus and Statement of Additional Information.

INVESTMENT OBJECTIVES AND POLICIES

   The investment objectives of the Surviving Series and the Merging Series are similar. The investment objectives of the Surviving Series and the Merging Series are "fundamental policies" which may not be changed without the approval of the holders of at least a "majority of the outstanding voting shares" of the respective Series. A majority of the outstanding voting shares is defined in the 1940 Act as the lesser of (a) the vote of the holders of 67% or more of the outstanding voting shares of the Series present in person or by proxy, if the holders of more than 50% of the outstanding voting shares of that Series are present in person or by proxy, or (b) the vote of the holders of more than 50% of the outstanding voting shares of the Series.

   The principal investment strategies of the Surviving Series are also similar to the principal investment strategies of the Merging Series. There are some differences, however, between the investment strategies of the Merging and Surviving Series. The Merging Series has several principal investment strategies not employed by the Surviving Series as principal investment strategies, including investment in convertible securities, warrants, preferred stock, other investment companies, futures, and foreign currency futures and forwards. The Surviving Series invests in a diversified portfolio of non-U.S. issuers, where the Merging Series may invest in securities offered by U.S. companies. An investment in the Surviving Series, therefore, could be more volatile than an investment in the Merging Series, as foreign investments can be more difficult to sell than U.S. investments, and may subject a Series to risks different from investing in domestic securities.

                                                    SURVIVING SERIES

---------------------------------------------------------------------------------------------------------------------------
Investment Objective                   High total return consistent with reasonable risk.
-------------------------------------- ------------------------------------------------------------------------------------
Principal Investment Strategies        The Series invests in a diversified portfolio of securities of non-U.S. issuers, including companies, governments, governmental agencies and international organizations. The Series may invest in any region of the world. Under normal circumstances, the Series will invest at least 80% of its assets in non-U.S.
                                       issuers located in not less than three countries. From time to time, the
                                       Series may have more than 25% of its assets invested in any major industrial or developed country.

                                       The Series will invest primarily in common stocks of established non-U.S.
                                       companies believed to have potential for capital growth, income or both. The
                                       Series may invest in any amount for capital growth or for income. In determining whether assets will be invested for capital growth or for income, the advisor will analyze the international equity and fixed-income markets and assess the degree of risk and level of return that can be expected from each market.

                                       Country and geographic allocations are based on such economic, monetary and political factors as:

                                       o prospects for relative economic growth among countries;
                                       o expected levels of inflation;
                                       o government policies influencing business decisions;
                                       o relative price levels of the various capital markets;
                                       o the outlook for currency relationships; and
                                       o the range of individual investment opportunities available.

                                       Although the Series intends to invest primarily in established companies, it may invest in securities of issuers of any size, and countries with either developed or emerging markets. As of December 31, 2003, the market capitalization range of the companies in which the Series invested was $300 million to $178 billion.

                                       Within the designated country allocations, the subadvisor uses primary research to select individual securities for the investment based on factors such as industry growth, management strength and treatment of minority shareholders, financial soundness, market share, company valuation and earnings strength.

---------------------------------------------------------------------------------------------------------------------------

                                                     MERGING SERIES

---------------------------------------------------------------------------------------------------------------------------
Investment Objective                   Long-term capital growth through  investment in equity securities of foreign and
                                       U.S. companies
-------------------------------------- ------------------------------------------------------------------------------------
Principal Investment Strategies        o The Series invests in a diversified portfolio of securities of foreign and U.S.
                                         issuers in various economic sectors. The Series may invest in any region of the world, but will invest primarily in equity securities of companies in major developed nations in Europe, the Far East, Australia, and Canada, and in U.S.
                                         companies. The advisor uses a value-oriented approach to stock selection.

                                       o The Series invests primarily in common stocks, but may also invest in convertible securities, preferred stock, and warrants of foreign issuers, including sponsored or unsponsored American Depositary Receipts and Global
                                         Depositary Receipts.

                                       o Although the Series invests primarily in established companies, the Series may invest in securities of issuers of any size, in countries with developed markets and countries with emerging markets. The Series seeks to outperform the foreign stock markets.

                                       o Although there are no explicit portfolio construction rules regarding market capitalization ranges, companies with market capitalizations below $1 billion are typically excluded from purchase due to liquidity considerations.

                                       o The Series generally invests a portion of its uncommitted cash balances in futures contracts to expose that portion of the Series to the equity markets.

                                       o The Series may invest up to 10% of its assets in shares of other investment companies to take advantage of investment opportunities in certain countries where the Series otherwise would not be able to invest or where the size of a
                                         Series investment in any particular country would be too small.

                                       o In order to hedge a portion of the currency risk, the Series generally invests in foreign currency futures contracts or foreign currency forward contracts with terms up to one year. The Series also purchases foreign currency for immediate settlement in order to purchase foreign securities.

---------------------------------------------------------------------------------------------------------------------------

CERTAIN INVESTMENT RESTRICTIONS

   The Series are subject to identical investment restrictions that restrict the scope of their investments. These investment restrictions are "fundamental" policies. A "fundamental" policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a "majority of the outstanding voting shares" of a Series (as that term is defined in the 1940 Act).

   Neither Series' may:

(1) with respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would, at the time, cause more than 5% of the Series' total assets, taken at market value, to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Series;

(2) purchase securities in a given industry if, after giving effect to the purchase, more than 25% of its total assets would be invested in the securities of one or more issuers conducting business activities in the same industry (excluding the U.S. Government or its agencies or instrumentalities);

(3) issue senior securities in contravention of the 1940 Act. Activities permitted by SEC exemptive orders or staff interpretations shall not be deemed prohibited by this restriction;

(4) borrow money, except (i) in amounts not to exceed one third of the value of the Series' total assets (including the amount borrowed) from banks, and
     (ii) up to an additional 5% of its total assets from banks or other lenders for temporary purposes. For purposes of this restriction, (a) investment techniques such as margin purchases, short sales, forward commitments, and roll transactions, (b) investments in instruments such as futures contracts, swaps, and options, and (c) short-term credits extended in connection with trade clearances and settlement shall not constitute borrowing;

(5) underwrite the securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, a Series may be deemed to be an underwriter under the applicable law;

(6) purchase or sell real estate, except that a Series may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Series as a result of the ownership of securities;

(7) make loans, except that a Series may (i) lend portfolio securities, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, and (iv) participate in an interfund lending program with other registered investment companies; and/or

(8) purchase or sell commodities or commodity contracts, except a Series may purchase and sell derivatives (including, but not limited to, options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indices, interest rates, securities, currencies and physical commodities).

   If any percentage restriction described above for the Series is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Series' assets will not constitute a violation of the restriction.

               COMPARATIVE INFORMATION ON PURCHASES AND EXCHANGES

   The shares of the Trust are not directly offered to the public. Shares of the Trust are currently offered to certain separate accounts in order to fund variable accumulation annuity contracts or variable life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company and their separate accounts. Investments in the Trust may occur only by purchasing a Contract and directing the allocation of your purchase payment(s) to the subaccount(s) corresponding to a Series. The subaccounts, in turn, invest in shares of the Trust. Not all Series may be offered through a particular Contract.

   Phoenix Equity Planning Corporation ("PEPCO") is an indirect subsidiary of The Phoenix Companies, Inc. ("PNX"). PNX is the parent company of PLIC. PEPCO is also a broker-dealer registered with relevant regulators, and serves as national distributor of variable products issued by Phoenix. Contracts may be purchased through broker-dealers registered with applicable regulatory authorities and who have entered into a sales agreement with PEPCO. Sales commissions will be paid to registered representatives based on the amount of premiums received in connection with the sale of variable products, subject to governing law. PLIC and its insurance company affiliates also pay commissions to PEPCO based on the amount of premiums received in connection with the sale of variable products, subject to governing law.

   There are no load charges or fees imposed upon Shareholders of the Series. However, contractual charges do apply. In connection with the proposed Reorganization, no sales charges are imposed. Shares of the Series are offered to the separate accounts at a price equal to their respective net asset value per share.

   Because excessive trading can hurt fund performance and therefore be detrimental to all policyholders, Phoenix reserves the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a subaccount within any 30-day period. Phoenix will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple contract owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm.

            COMPARATIVE INFORMATION ON DISTRIBUTIONS AND REDEMPTIONS

   Both Series offer the same distribution and redemption services. The Merging Series distributes net income semi-annually and the Surviving Series distributes net income quarterly. Both Series distribute net realized capital gains, if any, at least annually. All dividends and distributions with respect to the shares of the Merging Series and the Surviving Series are paid in additional shares of the respective Series. The number of shares received in connection with any reinvestment of dividends will be based upon the net asset value per share of the applicable Series in effect on the record date. Both Series currently offer shareholders identical exchange privileges. Shareholders of either Series may exchange their shares for shares of a corresponding Series of the Trust.

   Shares of the Surviving Series and the Merging Series may be redeemed at a redemption price equal to the net asset value of the shares as next determined following the receipt of a redemption order and any other required documentation in proper form. Payment of redemption proceeds for redeemed shares are generally made within seven days after receipt of a redemption request in proper form and documentation, provided that each check used for purchases of shares has been cleared for payment.

   Because both Series offer the same distribution and redemption services, after the closing, the same services will continue to be available to the shareholders of the Merging Series but in their capacity as shareholders of the Surviving Series.

                  COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

   The following is a summary of certain provisions of the Amended Declaration of Trust of the Merging Series and the Surviving Series.

FORM OF ORGANIZATION

   Each Series is a series of The Phoenix Edge Series Fund, a business trust organized under the laws of the Commonwealth of Massachusetts, pursuant to a Declaration of Trust dated February 18, 1986, as amended. The operations of these Series are governed by the Declaration of Trust and by Massachusetts law. The shares of the Trust are registered with the SEC as an open-end management investment company and are subject to the provisions of the 1940 Act and the rules and regulations of the SEC thereunder. The Trustees may generally authorize mergers, consolidations, share exchanges and Reorganizations of a new Series or of each respective Series with another Series or other business organization subject to shareholder approval.

SHARES

   The Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest of each Series. The Trust currently has thirty-two series outstanding. The Trustees of the Trust may also create additional series in the future without shareholder approval. When issued, the shares are fully paid and non-assessable, have no preference, preemptive or similar rights unless designated by the Trustees, and are freely transferable. Shares (including fractional shares) of each Series have equal rights with regard to voting redemptions, dividends and liquidations with respect to that Series. All voting rights of the separate accounts as shareholder are passed through to the contract/policyholders. The assets and proceeds received by the Trust from the issue or sale of shares of a Series are allocated to that Series and constitute the rights of that Series, subject only to the rights of creditors. Any underlying assets of a Series are required to be segregated on the books of account of the Trust. These assets are to be used to pay the expenses of the Series as well as a share of the general expenses of the Trust.

MEETINGS

   Under the Declaration of Trust and Massachusetts business trust law, the Trust is not required to hold annual shareholder meetings. The Trustees or President of the Trust may call shareholder meetings as necessary. To the extent required by the 1940 Act, meetings held for the purpose of voting on the removal of any Trustee shall be called by the Trustees or upon written request by shareholders holding at least ten percent of the outstanding shares entitled to vote.

SHAREHOLDER LIABILITY

   Unlike the stockholders of a corporation, under certain circumstances shareholders of a business trust may be held personally liable for the debts, claims or other obligations of a business trust. However, the Declaration of Trust limits shareholder liability. The Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust and that every written agreement, undertaking or obligation made or issued by the Trust shall contain a provision to that effect. The Declaration of Trust provides for indemnification out of the Trust's property for any shareholder and any former shareholder who is exposed to liability by reason of a claim or demand relating to such person being a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability, which is considered remote, is limited to circumstances in which the Trust itself would be unable to meet its obligations.

LIABILITY OF TRUSTEES

   The Declaration of Trust provides that Trustees will generally be personally liable only for willful misfeasance, bad faith, gross negligence or reckless disregard of duties. The Trust may purchase insurance for Trustees to cover potential liabilities and will generally indemnify a Trustee against such claims. The Trust may also advance payments to a Trustee in connection with indemnification.

LIQUIDATION OR DISSOLUTION

   In the event of the liquidation or dissolution of either Series, the Trustees shall distribute the assets of the Series to the shareholders, according to their respective rights, after accounting for the liabilities of the Trust.

                                   FISCAL YEAR

   The Series each operate on a fiscal year which ends December 31.

                     MANAGEMENT AND OTHER SERVICE PROVIDERS

   Responsibility for the overall supervision of both Series rests with the Trustees.

    PIC is the investment advisor to the Surviving Series. Aberdeen is the sub-advisor to the Surviving Series and is responsible for its day-to-day portfolio management. Aberdeen's strategy committee determines and monitors the Series' regional allocations across the globe on a monthly basis. An Aberdeen team of investment professionals located in offices spread around the world selects securities for the Series' portfolio.

    PVA is the investment advisor to the Merging Series. Alliance, through its Bernstein Investment Research and Management Unit (Bernstein), serves as the subadvisor to the Merging Series. The subadvisory agreement between PVA and Alliance will be terminated following the consummation of the proposed Merger.

    The Office of the New York State Attorney General ("NYAG") and the SEC are investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Like many other institutions, Alliance was contacted by the SEC and the NYAG to provide information in connection with the ongoing investigations pertaining to market timing and late trading.

    On December 18, 2003, Alliance confirmed that it had reached terms with the NYAG and the SEC for the resolution of regulatory claims with respect to market timing in some of its mutual funds. The agreement with the SEC is reflected in an Order of the Commission. The agreement with the NYAG is subject to final, definitive documentation.

   PEPCO serves as financial agent of both Series and, as such, performs administrative, bookkeeping and pricing functions.

   Brown Brothers Harriman & Co. serves as the custodian of both Series.

   PricewaterhouseCoopers LLP serves as independent registered public accountants for both Series.

                               VOTING INFORMATION

QUORUM AND VOTING REQUIREMENTS

   This Prospectus/Proxy Statement is being furnished to the shareholders of the Merging Series in connection with the solicitation by the Board of Trustees of the Trust of proxies to be used at the meeting. Shareholders of record of the Merging Series at the close of business on July 20, 2004 ("Record Date") own 1,790,010.915 shares. Each share will be entitled to vote at the meeting or at any adjournments thereof. Each of the above shares is entitled to one vote, with proportionate voting for fractional shares. The record owners of the shares of each separate Series of the Trust include the Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account and the PHLVIC Variable Universal Life Account (collectively, the "VUL Accounts"), which fund variable life insurance policies, and the Phoenix Life Variable Accumulation Account and the PHL Variable Accumulation Account (collectively, the "VA Accounts"), which fund variable annuity contracts.

   Each shareholder of record at the close of business on the Record Date is entitled to a notice of the meeting and will be asked to instruct Phoenix how to vote at the Special Meeting or any adjourned or postponed session. No shareholder, to the Trust's knowledge, owns Contracts which are funded by more than five percent of the outstanding voting shares of the Trust or of any Series. The number of votes with respect to which each shareholder will be entitled to instruct Phoenix will be determined by applying the shareholder's percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which a shareholder may provide instructions will be determined as of the Record Date.

   In accordance with its view of applicable law, Phoenix will vote the shares of the Merging Series for which Phoenix receives voting instructions from shareholders in accordance with those instructions. Phoenix will vote shares for which it has not received timely voting instructions from shareholders and any shares held by Phoenix or its affiliates for their own accounts in the same proportion as the shares for which shareholders have provided voting instructions to Phoenix.

   In addition to the proxy solicitation by mail, officers and regular employees of Phoenix or one of its affiliates may solicit voting instructions personally, by telephone or telegram. Phoenix will, upon request, reimburse banks, brokers, fiduciaries and nominees for their reasonable expenses in sending proxy materials. The cost of solicitation of voting instructions will be borne indirectly by Phoenix. You can provide voting instructions in any one of four ways:

   o    THROUGH THE INTERNET - www.proxyweb.com

   o    BY TELEPHONE - 800-690-6903

   o BY MAIL - using the enclosed Voting Instructions Card(s) and postage-paid envelope

   o    IN PERSON - at the Special Meeting


   Proxies executed by shareholders may be revoked at any time before they are exercised by a written revocation received by the Secretary of the Trust, by properly executing a later-dated proxy (in writing, or by telephone or by the Internet) or by voting in person at the meeting and giving oral notice of revocation to the Chairman of the meeting.

   We encourage you to vote by telephone or by Internet; have your Voting Instruction Card in hand, and call the number or go to the website and follow the instructions given there. These voting methods will reduce the time and costs associated with this proxy solicitation. Whichever method you choose, please read the enclosed proxy statement carefully before you vote.

   As of the Record Date, Phoenix owned, through its variable universal life ("VUL") accounts and variable annuity ("VA") accounts, 1,790,010.915 shares of the Merging Series and 12,932,145.37 shares of the Surviving Series. No one Contract/Policyholder owns beneficially of record 5% or more of the outstanding shares of the Merging Series, Surviving Series, or the combined Surviving Series assuming consummation of the Reorganization, based on the holdings and total shares as of July 20, 2004. As of the Record Date, less than 1% of the outstanding shares of beneficial interest of either Series were held of record or beneficially owned under a contract or policy by the Trustees or nominees for election as Trustee and by the executive officers of the Trust, as a group.

   A COPY OF THE TRUST'S MOST RECENT ANNUAL REPORT, DATED DECEMBER 31, 2003 HAS BEEN FURNISHED TO SHAREHOLDERS. THE TRUST WILL FURNISH, WITHOUT CHARGE, TO ANY SHAREHOLDER, UPON REQUEST, A COPY OF THE 2003 ANNUAL REPORT. SUCH REQUESTS MAY BE DIRECTED TO PHOENIX VARIABLE PRODUCTS OPERATIONS, P.O. BOX 8027, BOSTON, MA 02266-8027. SHAREHOLDERS MAY ALSO CALL TOLL-FREE AT 800-541-0171.

   The Board knows of no business, other than that mentioned in the Notice of Special Meeting, that will be presented for consideration at the Special Meeting. If any other matter is properly presented, it is the intention of the persons named on the enclosed Voting Instructions Card(s) to vote in accordance with their best judgment.

   A majority of the outstanding voting shares of a Series entitled to vote shall constitute a quorum for the meeting. Because Phoenix, through its VUL Accounts and VA Accounts are the record owners of the Merging Series, Phoenix's attendance at the meeting will constitute a quorum. The affirmative vote of a majority of the outstanding voting securities of the Trust (i.e., the lesser of (i) 67% or more of the eligible votes of the Merging Series represented at the meeting if more than 50% of the eligible votes of the Merging Series are present in person or by proxy or (ii) more than 50% of the eligible votes of the Merging Series) must approve the herein contemplated merger. For purposes of determining the presence of a quorum for transacting business at the meeting and for determining whether sufficient votes have been received for approval of the proposal to be acted upon at the meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present at the meeting, but which have not been voted. For this reason, abstentions and broker non-votes will assist the Merging Series in obtaining a quorum, but both have the practical effect of a "no" vote for purposes of obtaining the requisite vote for approval of the proposal.

   If either (a) a quorum is not present at the meeting or (b) a quorum is present but sufficient votes in favor of the Reorganization proposal have not been obtained, then the persons named as proxies may propose one or more adjournments of the meeting without further notice to shareholders to permit further solicitation of proxies provided such persons determine, after consideration of all relevant factors, including the nature of the proposal, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation, that an adjournment and additional solicitation is reasonable and in the interests of shareholders. The persons named as proxies will vote those proxies that are required to be voted FOR the Reorganization proposal in favor of such an adjournment and will vote those proxies required to be voted AGAINST the Reorganization proposal against such adjournment.

   The meeting may be adjourned from time to time by the vote of a majority of the shares represented at the meeting, whether or not a quorum is present. If the meeting is adjourned to another time or place, notice need not be given of the adjourned meeting at which the adjournment is taken, unless a new record date of the adjourned meeting is fixed or unless the adjournment is for more than sixty (60) days from the date set for the original meeting, in which case the Trustees shall set a new record date. Notice of any such adjourned meeting shall be given to each shareholder of record entitled to vote at the adjourned meeting. At any adjourned meeting, the Trust may transact any business which might have been transacted at the original meeting.

   The individuals named as proxies on the enclosed voting instruction card will vote in accordance with the shareholder's direction, as indicated thereon, if the voting instruction card is received and is properly executed. If the shareholder properly executes a voting instruction card and gives no voting instructions with respect to the Reorganization proposal, the shares will be voted in favor of the Reorganization proposal. The individuals named as proxies on the enclosed instruction cards, in their discretion, may vote upon such other matters as may properly come before the meeting. The Board of Trustees of the Trust is not aware of any other matters to come before the meeting.

   Approval of the Reorganization proposal by the shareholders of the Merging Series is a condition of the consummation of the Reorganization. If the Reorganization is not approved, the Merging Series will continue as a series of the Trust and the Board of Trustees of the Trust may consider other alternatives in the best interests of the shareholders of the Merging Series.

REVOCATION OF PROXIES

   Any shareholder who has given an instruction card has the right to revoke the proxy any time prior to its exercise:

   o by written notice of the instruction card's revocation to the Secretary of the Trust at the above address prior to the meeting;

   o by the subsequent execution and return of another instruction card prior to the meeting;

   o by use of any electronic, telephonic or other alternative means authorized by the Trustees for authorizing the proxy to act; or

   o by being present and voting in person at the meeting and giving oral notice of revocation to the Chairman of the meeting.

NO APPRAISAL RIGHTS

   The staff of the SEC has taken the position that any rights to appraisal arising under state law are preempted by the provisions of the 1940 Act and Rule 22c-1 thereunder, which generally requires that shares of a registered open-end investment company be valued at their next determined net asset value.

SOLICITATION OF PROXIES

   In addition to solicitation of proxies by mail, officers and employees of PLIC or its affiliates may solicit proxies personally or by telephone or telegram. PLIC or other representatives of the Trust may also use one or more proxy solicitation firms to assist with the mailing and tabulation effort and any special personal solicitation of instruction cards. Banks, brokers, fiduciaries and nominees will, upon request, be reimbursed by PLIC for their reasonable expenses in sending proxy material to beneficial owners of shares of the Merging Series. The cost of the tabulation of proxies will be borne by PLIC.

   If a shareholder wishes to participate in the meeting, but does not wish to authorize the execution of an instruction card by telephone or Internet, the shareholder may still submit the completed Voting Instructions Card form included with this Prospectus/Proxy Statement or attend the meeting in person.

   THE BOARD OF TRUSTEES OF THE TRUST, INCLUDING THE INDEPENDENT TRUSTEES OF THE TRUST, RECOMMEND YOU APPROVE THE PLAN OF REORGANIZATION.

   WHETHER OR NOT YOU PLAN TO ATTEND THE MEETING, PLEASE RESPOND PROMPTLY VIA INTERNET OR BY TELEPHONE OR BY RETURNING THE VOTING INSTRUCTIONS CARD IN THE POSTAGE-PAID RETURN ENVELOPE.

                     ADDITIONAL INFORMATION ABOUT THE SERIES

   Additional information about the Series is included in the Trust's Prospectus, as supplemented, and the Statement of Additional Information, as supplemented, dated May 1, 2004, (Registration No. 033-05033) which have been filed with the SEC and are incorporated by reference herein. A copy of the Prospectus for the Trust and Statement of Additional Information may be obtained without charge by contacting Phoenix Variable Products Mail Operations, P.O. Box 8027, Boston, Massachusetts 02266-8027, or by calling toll-free at 1-800-541-0171.

                                  MISCELLANEOUS

AVAILABLE INFORMATION

   Both Series and the Trust are each registered under the 1940 Act and are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and, in accordance therewith, file reports, proxy materials, and other information with the SEC. Information about the Trust, including the SAI for the Trust, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at 202-942-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Reference Section, Washington, D.C. 20549-0102.

PERFORMANCE FOR THE PERIOD ENDING DECEMBER 31, 2003

   The following table compares investment performance for both Series for the period ending December 31, 2003 and compares the same against relevant benchmarks. The Series' past performance is not necessarily an indication of how the Series will perform in the future. The Series' performance does not reflect insurance contract expenses. If these expenses were included, the Series' performance shown in the table would be lower.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIOD ENDING                                          LIFE OF THE
----------------------------                                                                 ------------
     DECEMBER 31, 2003)                                 1 YEAR     5 YEARS     10 YEARS         SERIES         INCEPTION DATE
                                                        ------     -------     --------         ------         --------------

Surviving Series
o    Phoenix-Aberdeen International Series               31.86%     (1.43)%      5.66%            __                 __
o    MSCI EAFE Index(1)                                  39.17%      0.26%       4.78%            __                 __
o    S&P 500(R) Index(2)                                 28.71%     (0.57)%     11.10%            __                 __

Merging Series

o    Phoenix-Sanford Bernstein Global Value              32.79%       __          __             3.23%            11/20/00
     Series
o    MSCI World Index(3)                                 33.76%       __          __            (2.90)%           11/30/00
o    S&P 500(R) Index(2)                                 28.71%       __          __             4.38%            11/20/00

   GROWTH OF $10,000(4)  (PERIOD ENDING DECEMBER 31, 2003)


  YEAR    PHOENIX-ABERDEEN INTERNATIONAL SERIES            MSCI EAFE INDEX(1)                    S&P 500(R) INDEX(2)
  ----    -------------------------------------            ------------------                    -------------------

12/31/93                $10,000                                $10,000                               $10,000
12/30/94                $10,003                                $10,086                               $10,132
12/29/95                $10,962                                $12,054                               $13,933
12/31/96                $13,006                                $12,821                               $17,172
12/31/97                $14,573                                $13,084                               $22,903
12/31/98                $18,642                                $15,745                               $29,489
12/31/99                $24,140                                $20,043                               $35,721
12/29/00                $20,323                                $17,245                               $32,440
12/31/01                $15,437                                $13,588                               $28,587
12/31/02                $13,152                                $11,461                               $22,270
12/31/03                $17,342                                $15,950                               $28,664



-------------------------------

(1) The MSCI (Morgan Stanley Capital International) EAFE(R) Index measures foreign stock fund performance, which includes net dividends reinvested. Total return figures are net of foreign withholding taxes. The EAFE(R) is an aggregate of 21 individual country indexes in Europe, Australia, New Zealand and the Far East.
(2) The S&P 500(R) Index is an unmanaged, commonly used measure of stock market total return performance and is provided for general comparative purposes.
(3) The MSCI (Morgan Stanley Capital International) World Index is a commonly used measure of global value oriented stock total return performance.
(4) This chart assumes initial investment of $10,000 made on the inception dates noted in the tables above. Performance assumes dividends and capital gains are reinvested.

     The indexes are not available for direct investment, therefore their performance does not reflect expenses associated with active management of an actual portfolio.



           PHOENIX- SANFORD BERNSTEIN GLOBAL
           ----------------------------------
  YEAR                VALUE SERIES                        MSCI WORLD INDEX(3)                   S&P 500(R)INDEX(2)
  ----                ------------                        -------------------                   ------------------

11/20/00                $10,000                                $10,000                               $10,000
12/29/00                $10,435                                $10,163                                $9,844
12/31/01                 $9,721                                 $8,484                                $8,675
12/31/02                 $8,315                                 $6,826                                $6,758
12/31/03                $11,041                                 $9,131                                $8,699

SECTOR WEIGHTINGS (as a percentage of equity holdings as of December 31, 2003)

SECTOR                                                        SURVIVING SERIES                             MERGING SERIES
------                                                        ----------------                             --------------

Consumer Discretionary                                    $ 19,542,021         13.88%               $  2,242,248        13.68%
Consumer Staples                                          $ 19,287,199         13.70%               $  1,347,418         8.22%
Energy                                                    $ 18,674,447         13.26%               $  1,459,060         8.90%
Financials                                                $ 37,630,820         26.73%               $  4,262,002        26.01%
Heath Care                                                $ 12,780,325          9.08%               $  1,737,555        10.60%
Industrials                                               $  9,322,452          6.62%               $  1,241,826         7.58%
Information Technology                                    $  2,868,432          2.04%               $  1,590,590         9.71%
Materials                                                 $  7,898,898          5.61%               $  1,163,491         7.10%
Telecommunication Services                                $ 11,074,322          7.87%               $    877,011         5.35%
Utilities                                                 $  1,713,600          1.21%               $    466,601         2.85%

Sum of Equity Holdings                                    $140,792,516        100.00%               $16,387,802        100.00%

ASSET MIX AT DECEMBER 31, 2003 (as a percentage of total assets)

ASSET MIX                                                    SURVIVING SERIES                          MERGING SERIES
---------                                                    ----------------                          --------------

Common Stock                                                        0.00%                                  51.13%
Foreign Common Stock                                               96.71%                                  46.20%
Foreign Preferred Stock                                             3.34%                                   0.00%
Short Term Obligations                                              0.00%                                   2.50%
Other assets and liabilities, net                                  (0.05)%                                  0.17%

Total Net Assets                                                  100.00%                                 100.00%

TEN LARGEST EQUITY HOLDINGS (as a percentage of total net assets as of December 31, 2003)

                    SURVIVING SERIES                                                     MERGING SERIES
                    ----------------                                                     --------------

Sainsbury (J) plc                               3.0%               Vodafone Group plc                               2.0%
Samsung Electronics Co. Ltd. Pfd.               3.0%               Pfizer, Inc.                                     1.9%
Valeo SA                                        2.9%               Citigroup, Inc.                                  1.8%
ENI SpA                                         2.8%               Bank of Nova Scotia                              1.6%
Petroleo Brasileiro SA ADR                      2.7%               Hewlett-Packard Co.                              1.6%
Oversea-Chinese Banking Corp. Ltd.              2.6%               General Electric Co.                             1.6%
Aventis SA                                      2.5%               Bank of America Corp.                            1.5%
NTT DoCoMo, Inc.                                2.4%               Volkswagen AG                                    1.5%
Swire Pacific Ltd. Class B                      2.3%               ConocoPhillips                                   1.4%
Inerbrew                                        2.3%               Nissan Motor Co. Ltd.                            1.4%

LEGAL MATTERS

   Matthew A. Swendiman, Counsel for PLIC and Assistant Secretary to the Trust, has passed upon certain legal matters in connection with the issuance of the shares of the Surviving Series.

ADDITIONAL FINANCIAL INFORMATION

   The table set forth below presents certain financial information for the Surviving Series. The financial highlights for each year ended December 31 are derived from the Surviving Series' audited financial statements for that year. The data should be read in conjunction with the audited financial statements and related notes, which are incorporated by reference to the Statement of Additional Information related to this Prospectus/Proxy Statement. The financial statements for the Surviving Series for prior periods are contained in the Surviving Series' Annual Report to Shareholders, which are incorporated by reference in the Statement of Additional Information related to this Prospectus Proxy/Statement.

                                SURVIVING SERIES
                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIODS)

      The financial highlights table is intended to help you understand the Surviving Series' financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Surviving Series (assuming reinvestment of all dividends and distributions). These figures do not include the imposition of separate account fees or expenses. If such fees or expenses were imposed, total return would be lower. This information has been audited by PricewaterhouseCoopers LLP. The Report of Independent Auditors and the Surviving Series' financial statements are included in the December 31, 2003 Annual Report and are incorporated by reference in the Statement of Additional Information.

                                                                               YEAR ENDED DECEMBER 31,
                                                           --------------------------------------------------------------
                                                             2003          2002         2001         2000          1999
                                                             ----          ----         ----         ----          ----

Net asset value, beginning of period................        $8.24         $9.78       $13.25       $17.19        $15.46
INCOME FROM INVESTMENT OPERATIONS...................
 Net investment income (loss).......................         0.18          0.12         0.06         0.08          0.23
 Net realized and unrealized gain (loss)............         2.41         (1.56)       (3.23)       (2.77)         4.13
                                                             ----         ------       ------       ------         ----
 TOTAL FROM INVESTMENT OPERATIONS...................         2.59         (1.44)       (3.17)       (2.69)         4.36
                                                             ----         ------       ------       ------         ----
LESS DISTRIBUTIONS..................................
 Dividends from net investment income...............        (0.17)        (0.10)          --        (0.06)        (0.39)
                                                            ------        ------       ------       ------         ----
 Distributions from net realized gains..............           --            --        (0.30)       (1.19)        (2.24)
                                                            ------        -----        ------       ------        ------
 TOTAL DISTRIBUTIONS................................        (0.17)        (0.10)       (0.30)       (1.25)        (2.63)
                                                            ------        ------       ------       ------        ------
CHANGE IN NET ASSET VALUE...........................         2.42         (1.54)       (3.47)       (3.94)         1.73
                                                             ----         ------       ------       ------         ----
NET ASSET VALUE, END OF PERIOD......................       $10.66         $8.24       $ 9.78       $13.25        $17.19
                                                           ======         =====        ======       ======        ======
Total return........................................        31.86%       (14.81)%     (24.04)%     (15.81)%       29.49%

RATIOS/SUPPLEMENTAL DATA:...........................
 Net assets, end of period (thousands)..............     $145,580      $113,174     $160,224     $233,609      $298,973
RATIO TO AVERAGE NET ASSETS OF:.....................
 Operating expenses.................................         1.07%         1.05%        1.02%        1.02%         1.01%
 Net investment income..............................         1.99%         1.18%        0.72%        0.54%         0.81%
Portfolio turnover..................................           39%           34%          74%          94%           79%

FUTURE SHAREHOLDER MEETINGS

   As a Massachusetts business trust, the Trust does not hold shareholder meetings, unless required by the 1940 Act. There will be a Special Meeting of the Phoenix-Alliance/Bernstein Growth + Income Series and Phoenix-MFS Investors Trust Series Shareholders, September 14, 2004; a Special Meeting of the Phoenix-Lazard U.S. Multi-Cap Series, September 14, 2004; and a Special Meeting of the Phoenix-MFS Value Series Shareholders, September 14, 2004 to consider proposals to approve other Agreements and Plans of Reorganization. Other than these meetings, the Trust does not anticipate holding a meeting of shareholders of the Series in 2004. Shareholders who wish to present a proposal for action at the next meeting should submit the proposal to:

         Richard J. Wirth
         Phoenix Life Insurance Company
         PO Box 5056
         Hartford, CT 06102-5056

   Proposals must be received a reasonable time prior to the date of the shareholder meeting to be considered for inclusion in the proxy materials for the meeting. Timely submission of a proposal does not, however, necessarily mean that the proposal will be submitted for consideration by shareholders.

                                 OTHER BUSINESS

   The Board of Trustees of the Trust knows of no business to be brought before the meeting other than the matters set forth in this Prospectus/Proxy Statement. Should any other matter requiring a vote of the Merging Series' shareholders arise, however, the proxies will vote thereon according to their best judgment in the interests of the Merging Series and the shareholders of the Merging Series.

                                          By Order of the Board of Trustees,




                                          RICHARD J. WIRTH
                                          Secretary

Hartford, Connecticut
August 6, 2004

                                                                      APPENDIX A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 14th day of September, 2004, by and between The Phoenix Edge Series Fund, a Massachusetts business trust (the "Trust"), with its principal place of business at 101 Munson Street, Greenfield, Massachusetts 01301, on behalf of the Phoenix-Aberdeen International Series (the "Surviving Series"), a separate series of the Trust, and the Trust, on behalf of the Phoenix-Sanford Bernstein Global Value Series (the "Merging Series"), another separate series of the Trust.

         This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Merging Series to the Surviving Series in exchange solely for voting shares of beneficial interest of the Surviving Series (the "Surviving Series Shares"), the assumption by the Surviving Series of all liabilities of the Merging Series, and the distribution of the Surviving Series Shares to the shareholders of the Merging Series in complete liquidation of the Merging Series as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         The Merging Series and the Surviving Series are separate series of the Trust, an open-end, registered investment company of the management type. The Merging Series owns securities that generally are assets of the character in which the Surviving Series is permitted to invest.

         The Trustees of the Trust have determined, with respect to the Surviving Series, that the exchange of all of the assets of the Merging Series for Surviving Series Shares and the assumption of all liabilities of the Merging Series by the Surviving Series is in the best interests of the Surviving Series and its shareholders and that the interests of the existing shareholders of the Surviving Series would not be diluted as a result of this transaction.

         The Trustees of the Trust, have also determined, with respect to the Merging Series, that the exchange of all of the assets of the Merging Series for Surviving Series Shares and the assumption of all liabilities of the Merging Series by the Surviving Series is in the best interests of the Merging Series and its shareholders and that the interests of the existing shareholders of the Merging Series would not be diluted as a result of this transaction.

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE MERGING SERIES TO THE SURVIVING SERIES IN EXCHANGE FOR THE SURVIVING SERIES SHARES, THE ASSUMPTION OF ALL MERGING SERIES LIABILITIES AND THE LIQUIDATION OF THE MERGING SERIES

         1.1 Subject to the requisite approval of the Merging Series shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Merging Series agrees to transfer all of the Merging Series' assets, as set forth in paragraph 1.2, to the Surviving Series, and the Surviving Series agrees in exchange therefore: (i) to deliver to the Merging Series the number of full and fractional Surviving Series Shares, determined by dividing the value of the Merging Series' net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Surviving Series Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Merging Series, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing Date").

         1.2 The assets of the Merging Series to be acquired by the Surviving Series shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable, that are owned by the Merging Series, and any deferred or prepaid expenses shown as an asset on the books of the Merging Series, on the Closing Date (collectively, the "Assets").

         1.3 The Merging Series will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Surviving Series shall also assume all of the liabilities of the Merging Series, whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1 (collectively, "Liabilities"). On or as soon as practicable prior to the Closing Date, the Merging Series will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income and realized net capital gain, if any, for the current taxable year through the Closing Date.

         1.4 Immediately after the transfer of Assets provided for in paragraph 1.1, the Merging Series will distribute to the Merging Series' shareholders of record, determined as of immediately after the close of business on the Closing Date (the "Merging Series Shareholders"), on a pro rata basis, the Surviving Series Shares received by the Merging Series pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to the Merging Series' shares, by the transfer of the Surviving Series Shares then credited to the account of the Merging Series on the books of the Surviving Series to open accounts on the share records of the Surviving Series in the names of the Merging Series Shareholders. The aggregate net asset value of Surviving Series Shares to be so credited to Merging Series Shareholders shall be equal to the aggregate net asset value of the Merging Series shares owned by such shareholders on the Closing Date. All issued and outstanding shares of the Merging Series will simultaneously be canceled on the books of the Merging Series.

         1.5 Ownership of Surviving Series Shares will be shown on the books of the Surviving Series or its transfer agent, as defined in paragraph 3.3.

         1.6 Any reporting responsibility of the Merging Series including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the "Commission"), any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Merging Series.

2.       VALUATION

         2.1 The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures established by the Trust's Board of Trustees, which shall be described in the then-current prospectus and statement of additional information with respect to the Surviving Series.

         2.2 The net asset value of Surviving Series Shares shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures established by the Trust's Board of Trustees, which shall be described in the Surviving Series' then-current prospectus and statement of additional information.

         2.3 The number of Surviving Series Shares to be issued (including fractional shares, if any) in exchange for the Merging Series' Assets shall be determined by dividing the value of the net assets with respect to the shares of the Merging Series determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of a Surviving Series Share, determined in accordance with paragraph 2.2.

         2.4 All computations of value shall be made by Phoenix Equity Planning Corporation, in its capacity as financial agent for the Trust.

3.       CLOSING AND CLOSING DATE

         3.1 The Closing Date shall be September 24, 2004, or such other date as the parties may agree. All acts taking place at the closing of the transaction (the "Closing") shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Trust or at such other time and/or place as the parties may agree.

         3.2 The Trust shall direct Brown Brothers, Harriman & Co., as custodian for the Merging Series (the "Custodian"), to deliver, on the next business day after the Closing, a certificate of an authorized officer stating that

(i) the Assets have been delivered in proper form to the Surviving Series on the next business day following the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Merging Series' portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to the custodian for the Surviving Series for examination no later than on the next business day following the Closing Date, and shall be transferred and delivered by the Merging Series on the next business day following the Closing Date for the account of the Surviving Series duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of such depositories and the Custodian, the Merging Series' portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act"). The cash to be transferred by the Merging Series shall be delivered by wire transfer of Federal funds on the Closing Date.

         3.3 The Trust shall direct the Variable Products Operations Unit of Phoenix Life Insurance Company (the "Transfer Agent"), on behalf of the Merging Series, to deliver on the next business day following the Closing, a certificate of an authorized officer stating that its records contain the names and addresses of the Merging Series Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Surviving Series shall issue and deliver to the Secretary of the Surviving Series, a confirmation evidencing the Surviving Series Shares to be credited on the Closing Date or provide evidence satisfactory to the Merging Series that such Surviving Series Shares have been credited to the Merging Series' account on the books of the Surviving Series. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

         3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Surviving Series or the Merging Series shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Trust, accurate appraisal of the value of the net assets of the Surviving Series or the Merging Series, respectively, is impracticable, the Closing Date shall be postponed until the first Friday after the day when trading shall have been fully resumed and reporting shall have been restored.

4.       REPRESENTATIONS AND WARRANTIES

         4.1 The Trust, on behalf of the Merging Series, represents and warrants as follows:


         (a) The Merging Series is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under the Trust's Declaration of Trust, as amended ("Declaration of Trust"), to own all of its Assets and to carry on its business as it is now being conducted;

         (b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Merging Series under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

         (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Merging Series of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and such as may be required by state securities laws;

         (d) The current prospectus and statement of additional information of the Merging Series and each prospectus and statement of additional information of the Merging Series used at all times previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder; and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

         (e) On the Closing Date, the Trust, on behalf of the Merging Series, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances; and upon delivery and payment for such Assets, the Trust, on behalf of the Surviving Series, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Surviving Series;

         (f) The Merging Series is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Declaration of Trust or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust on behalf of the Merging Series is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust on behalf of the Merging Series is a party or by which it is bound;

         (g) All material contracts or other commitments of the Merging Series (other than this Agreement and certain investment contracts, including options, futures and forward contracts) will terminate without liability to the Merging Series on or prior to the Closing Date;

         (h) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Surviving Series, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust on behalf of the Merging Series or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Merging Series, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

         (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Merging Series at December 31, 2003, have been audited by PricewaterhouseCoopers LLP ("PwC"), independent registered public accountants, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Surviving Series) present fairly, in all material respects, the financial condition of the Merging Series as of such date in accordance with GAAP, and there are no known contingent liabilities of the Merging Series required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

         (j) Since December 31, 2003, there has not been any material adverse change in the Merging Series' financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Merging Series of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Series. For the purposes of this subparagraph (j), a decline in net asset value per share of the Merging Series due to declines in market values of securities in the Merging Series' portfolio, the discharge of Merging Series liabilities, or the redemption of Merging Series Shares by shareholders of the Merging Series shall not constitute a material adverse change;

         (k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Merging Series required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Merging Series' knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

         (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Merging Series has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its Federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

         (m) All issued and outstanding shares of the Merging Series are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Merging Series will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Merging Series, as provided in paragraph
3.3. The Merging Series does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Merging Series, nor is there outstanding any security convertible into any of the Merging Series shares;

         (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Merging Series, and, subject to the approval of the shareholders of the Merging Series, this Agreement will constitute a valid and binding obligation of the Merging Series, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

         (o) The information to be furnished by the Merging Series for use in registration statements, proxy materials and other documents filed or to be filed with any Federal, state or local regulatory authority (including the NASD, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

         (p) The proxy statement of the Merging Series (the "Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Merging Series, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; provided, however, that the representations and warranties in this subparagraph
(p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Surviving Series for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

         4.2 The Trust, on behalf of the Surviving Series, represents and warrants as follows:


         (a) The Surviving Series is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts with power under the Trust's Declaration of Trust to own all of its Assets and to carry on its business as it is now being conducted;

         (b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Surviving Series under the 1933 Act, is in full force and effect;

         (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Surviving Series of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

         (d) The current prospectus and statement of additional information of the Surviving Series and each prospectus and statement of additional information of the Surviving Series used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

         (e) On the Closing Date, the Trust, on behalf of the Surviving Series will have good and marketable title to the Surviving Series' assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Merging Series has received notice and necessary documentation at or prior to the Closing;

         (f) The Surviving Series is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Declaration of Trust or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust on behalf of the Surviving Series is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust on behalf of the Surviving Series is a party or by which it is bound;

         (g) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Merging Series, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust on behalf of the Surviving Series or any of the Surviving Series' properties or assets that, if adversely determined, would materially and adversely affect the Surviving Series' financial condition or the conduct of the Surviving Series' business. The Trust on behalf of the Surviving Series knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Surviving Series' business or the Surviving Series' ability to consummate the transactions herein contemplated;

         (h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Surviving Series at December 31, 2003, have been audited by PWC, independent registered public accountants, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Merging Series) present fairly, in all material respects, the financial condition of the Surviving Series as of such date in accordance with GAAP, and there are no known contingent liabilities of the Surviving Series required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

         (i) Since December 31, 2003, there has not been any material adverse change in the Surviving Series' financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Series of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Merging Series. For purposes of this subparagraph (i), a decline in net asset value per share of the Surviving Series due to declines in market values of securities in the Surviving Series' portfolio, the discharge of Surviving Series liabilities, or the redemption of Surviving Series Shares by shareholders of the Surviving Series, shall not constitute a material adverse change;

         (j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Surviving Series required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Surviving Series' knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

         (k) For each taxable year of its operation (including the taxable year including the Closing Date), the Surviving Series has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company has been eligible to and has computed (or will compute) its Federal income tax under Section 852 of the Code;

         (l) All issued and outstanding Surviving Series Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Merging Series could, under certain circumstances, be held personally liable for obligations of the Merging Series) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act. The Surviving Series does not have outstanding any options, warrants or other rights to subscribe for or purchase any Surviving Series Shares, nor is there outstanding any security convertible into any Surviving Series Shares;

         (m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust on behalf of the Surviving Series and this Agreement will constitute a valid and binding obligation of the Trust on behalf of the Surviving Series, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

         (n) Surviving Series Shares to be issued and delivered to the Merging Series, for the account of the Merging Series Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Series Shares, and will be fully paid and non-assessable (recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Merging Series could, under certain circumstances, be held personally liable for obligations of the Merging Series);

         (o) The information to be furnished by the Trust for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

         (p) That insofar as it relates to the Surviving Series, the Registration Statement relating to the Surviving Series Shares issuable hereunder, and the proxy materials of the Merging Series to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Merging Series contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Merging Series for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.       COVENANTS OF THE TRUST ON BEHALF OF THE SURVIVING SERIES AND THE
         MERGING SERIES

         5.1 The Surviving Series and the Merging Series each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

         5.2 The Trust will call a meeting of the shareholders of the Merging Series to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

         5.3 The Merging Series covenants that the Surviving Series Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

         5.4 Subject to the provisions of this Agreement, the Surviving Series and the Merging Series will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

         5.5 As soon as is reasonably practicable after the Closing, the Merging Series will make a liquidating distribution to its shareholders consisting of the Surviving Series Shares received at the Closing.

         5.6 The Surviving Series and the Merging Series shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

         5.7 The Trust, on behalf of the Merging Series, covenants that it will, from time to time, as and when reasonably requested by the Trust on behalf of the Surviving Series, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Trust on behalf of the Surviving Series may reasonably deem necessary or desirable in order to vest in and confirm (a) the Trust's, on behalf of the Merging Series', title to and possession of the Surviving Series Shares to be delivered hereunder, and (b) the Trust's, on behalf of the Surviving Series', title to and possession of all the assets, and to carry out the intent and purpose of this Agreement.

         5.8 The Surviving Series will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE MERGING SERIES

         The obligations of the Trust, on behalf of the Merging Series, to consummate the transactions provided for herein shall be subject, at the Trust's election, to the performance by the Trust, on behalf of the Surviving Series, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1 All representations and warranties of the Trust, on behalf of the Surviving Series, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

         6.2 The Trust, on behalf of the Surviving Series, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Surviving Series on or before the Closing Date; and

         6.3 The Merging Series and the Surviving Series shall have agreed on the number of full and fractional Surviving Series Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING SERIES

         The obligations of the Trust, on behalf of the Surviving Series, to complete the transactions provided for herein shall be subject, at the Trust's election, to the performance by the Trust, on behalf of the Merging Series, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1 All representations and warranties of the Trust, on behalf of the Merging Series, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

         7.2 The Trust shall have delivered to the Surviving Series a statement of the Merging Series' assets and liabilities, as of the Closing Date, certified by the Treasurer of the Trust;

         7.3. The Trust, on behalf of the Merging Series, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by Trust, on behalf of the Merging Series, on or before the Closing Date;

         7.4 The Merging Series and the Surviving Series shall have agreed on the number of full and fractional Surviving Series Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

         7.5 The Merging Series shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING SERIES AND THE MERGING SERIES

         If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Trust, on behalf of the Merging Series, or the Trust, on behalf of the Surviving Series, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Merging Series in accordance with the provisions of the Declaration of Trust, applicable Massachusetts law and the 1940 Act. Notwithstanding anything herein to the contrary, the Trust may not waive the conditions set forth in this paragraph 8.1;

         8.2 On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

         8.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Series or the Merging Series, provided that either party hereto may for itself waive any of such conditions;

         8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

         8.5 The parties shall have received the opinion of McDermott Will & Emery LLP, special tax counsel to the Trust, addressed to the Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement, shall for Federal income tax purposes, qualify as a tax-free reorganization described in
Section 368(a) of the Code. The delivery of such opinion is conditioned upon receipt of representations McDermott Will & Emery LLP shall request of the Trust. Notwithstanding anything herein to the contrary, the Trust may not waive the condition set forth in this paragraph 8.5.

9.       BROKERAGE FEES AND EXPENSES

         9.1 The Trust on behalf of the Merging Series and the Trust on behalf of the Surviving Series represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

         9.2 The expenses relating to the proposed Reorganization will be borne by Phoenix Life Insurance Company. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Surviving Series' prospectus and the Merging Series' proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

10.      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1 The Trust has not made any representation, warranty or covenant not set forth herein; this Agreement constitutes the entire agreement between the parties.

         10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.      TERMINATION

         This Agreement may be terminated and the transactions contemplated hereby may be abandoned by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before December 31, 2004, unless such sale is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.      AMENDMENTS

         This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust; provided, however, that following the meeting of the shareholders of the Merging Series called by the Merging Series pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Surviving Series Shares to be issued to the Merging Series Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.      NOTICES

         Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to The Phoenix Edge Series Fund, One American Row, P. O. Box 5056, Hartford, CT 06102-5056, Attn: Richard J. Wirth, Esq.

14.      HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF
         LIABILITY

         14.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         14.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts without regard to its principles of conflicts of laws.

         14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         14.5 It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of the Merging Series and the Surviving Series, as provided in the Declaration of Trust of the Trust. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of such party as provided in the Declaration of Trust.

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

Attest: THE PHOENIX EDGE SERIES FUND ON BEHALF OF ITS PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES

_________________________________     By: _________________________________
SECRETARY

                                      Title: ______________________________


Attest: THE PHOENIX EDGE SERIES FUND ON BEHALF OF ITS PHOENIX-ABERDEEN INTERNATIONAL SERIES

_________________________________     By: _________________________________
SECRETARY

                                      Title: ______________________________

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                          ACQUISITION OF THE ASSETS OF
                  PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES

                BY AND IN EXCHANGE FOR SHARES OF PHOENIX-ABERDEEN
                              INTERNATIONAL SERIES

                                BOTH A SERIES OF
                          THE PHOENIX EDGE SERIES FUND

                                101 Munson Street
                         Greenfield, Massachusetts 01301
                                  800-541-0171


                                                                 August 6, 2004

         This Statement of Additional Information, relating specifically to the proposed transfer of all of the assets and all the liabilities of Phoenix-Sanford Bernstein Global Value Series (the "Merging Series"), to the Phoenix-Aberdeen International Series (the "Surviving Series"), both a series of The Phoenix Edge Series Fund, consists of this cover page and the following described documents:

            1) the Statement of Additional Information of The Phoenix Edge
               Series Fund, as filed via EDGAR on Form N-1A (File No. 033-05033) on April 30, 2004 with Post Effective Amendment No. 47 to the Prospectus dated May 1, 2004 and incorporated by reference;

            2) the Annual Report of The Phoenix Edge Series Fund for the year ended December 31, 2003, as filed via EDGAR on Form N-CSR (File No. 811-04642) on March 8, 2004 and incorporated by reference; and

            3) the Pro Forma Financial Statements filed herewith.

         This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated August 6, 2004. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling Variable Products Operations ("VPO") at 800-541-0171 or by writing to Phoenix Variable Products Mail Operations at PO Box 8027, Boston, Massachusetts 02266-8027.

         The date of this Statement of Additional Information is August 6, 2004.

Phoenix-Aberdeen International Series/Phoenix-Sanford Bernstein Global
  Value Series
Pro Forma Combined Schedule of Investments
December 31, 2003 (Unaudited)

Shares or Par Value                                                                     Value
===============  ===============  ============  =====================================  =============  =============  ============
                    Phoenix-                                                                            Phoenix-
   Phoenix-         Sanford                                                              Phoenix-       Sanford
   Aberdeen        Bernstein       Pro Forma                                             Aberdeen      Bernstein      Pro Forma
 International      Global          Combined                                           International     Global        Combined
    Series        Value Series     Portfolios                  DESCRIPTION                Series      Value Series    Portfolios
===============  ===============  ============  =====================================  =============  =============  ============

                                                COMMON STOCKS--5.3%
              -              900           900  Abbott Laboratories                    $           -  $      41,940  $     41,940
              -            2,000         2,000  Alcoa, Inc.                                        -         76,000        76,000
              -            4,500         4,500  Allied Waste Industries, Inc.                      -         62,460        62,460
              -            4,225         4,225  Altria Group, Inc.                                 -        229,924       229,924
              -              300           300  Amerada Hess Corp.                                 -         15,951        15,951
              -            3,400         3,400  American Electric Power Co., Inc.                  -        103,734       103,734
              -            1,785         1,785  Archer Daniels Midland Co.                         -         27,168        27,168
              -              550           550  Ashland, Inc.                                      -         24,233        24,233
              -              380           380  AT&T Corp.                                         -          7,714         7,714
              -            2,000         2,000  Avnet, Inc. (b)                                    -         43,320        43,320
              -            3,200         3,200  Bank of America Corp.                              -        257,376       257,376
              -            1,375         1,375  BellSouth Corp.                                    -         38,912        38,912
              -            2,480         2,480  Bristol-Myers Squibb Co.                           -         70,928        70,928
              -              650           650  Cabot Corp.                                        -         20,696        20,696
              -            2,800         2,800  Cendant Corp. (b)                                  -         62,356        62,356
              -              640           640  ChevronTexaco Corp.                                -         55,290        55,290
              -            2,400         2,400  Chubb Corp. (The)                                  -        163,440       163,440
              -            8,100         8,100  Cisco Systems, Inc. (b)                            -        196,749       196,749
              -            6,330         6,330  Citigroup, Inc.                                    -        307,258       307,258
              -            1,300         1,300  Coca-Cola Co. (The)                                -         65,975        65,975
              -            2,714         2,714  Comcast Corp. Class A (b)                          -         89,209        89,209
              -            5,300         5,300  Comcast Corp. Special Class A (b)                  -        165,784       165,784
              -            3,700         3,700  ConocoPhillips                                     -        242,609       242,609
              -              700           700  Cooper Industries Ltd. Class A                     -         40,551        40,551
              -            1,400         1,400  Dell, Inc. (b)                                     -         47,544        47,544
              -            1,400         1,400  Delphi Corp.                                       -         14,294        14,294
              -            1,100         1,100  Deluxe Corp.                                       -         45,463        45,463
              -            2,600         2,600  Donnelley (R.R.) & Sons Co.                        -         78,390        78,390
              -            1,744         1,744  Dow Chemical Co. (The)                             -         72,498        72,498
              -            1,500         1,500  Du Pont (E.I.) de Nemours & Co.                    -         68,835        68,835
              -              300           300  Eastman Chemical Co.                               -         11,859        11,859
              -              500           500  Eaton Corp.                                        -         53,990        53,990
              -              600           600  Electronic Data Systems Corp.                      -         14,724        14,724
              -            1,000         1,000  Energizer Holdings, Inc. (b)                       -         37,560        37,560
              -            2,700         2,700  Entergy Corp.                                      -        154,251       154,251
              -            2,500         2,500  Exxon Mobil Corp.                                  -        102,500       102,500
              -            2,275         2,275  Fannie Mae                                         -        170,761       170,761
              -              500           500  Federated Department Stores, Inc.                  -         23,565        23,565
              -            2,081         2,081  FleetBoston Financial Corp.                        -         90,836        90,836
              -            1,900         1,900  Freddie Mac                                        -        110,808       110,808
              -            8,600         8,600  General Electric Co.                               -        266,428       266,428
              -            2,850         2,850  Georgia-Pacific Corp.                              -         87,409        87,409
              -              825           825  Goodrich Corp.                                     -         24,494        24,494
              -              900           900  Guidant Corp.                                      -         54,180        54,180
              -           11,750        11,750  Hewlett-Packard Co.                                -        269,897       269,897
              -            1,700         1,700  Home Depot, Inc. (The)                             -         60,333        60,333
              -            3,500         3,500  IMS Health, Inc.                                   -         87,010        87,010
              -            4,600         4,600  Intel Corp.                                        -        148,120       148,120
              -            1,400         1,400  International Business Machines Corp.              -        129,752       129,752
              -              300           300  International Paper Co.                            -         12,933        12,933
              -            2,350         2,350  Johnson & Johnson                                  -        121,401       121,401
              -              700           700  Jones Apparel Group, Inc.                          -         24,661        24,661
              -            3,550         3,550  KeyCorp                                            -        104,086       104,086
              -            2,500         2,500  Kroger Co. (The) (b)                               -         46,275        46,275
              -            1,250         1,250  Lear Corp.                                         -         76,662        76,662
              -            2,700         2,700  Leggett & Platt, Inc.                              -         58,401        58,401
              -            1,000         1,000  Lehman Brothers Holdings, Inc.                     -         77,220        77,220
              -              805           805  Lilly (Eli) & Co.                                  -         56,616        56,616
              -            3,000         3,000  Lyondell Chemical Co.                              -         50,850        50,850
              -            2,200         2,200  Martin Marietta Materials, Inc.                    -        103,334       103,334
              -            1,500         1,500  May Department Stores Co. (The)                    -         43,605        43,605
              -              900           900  McDonald's Corp.                                   -         22,347        22,347
              -            1,330         1,330  MeadWestvaco Corp.                                 -         39,568        39,568
              -            3,700         3,700  Merck & Co., Inc.                                  -        170,940       170,940
              -            5,195         5,195  MetLife, Inc.                                      -        174,916       174,916
              -              400           400  MGIC Investment Corp.                              -         22,776        22,776
              -            6,600         6,600  Microsoft Corp.                                    -        181,764       181,764
              -              700           700  Morgan Stanley                                     -         40,509        40,509
              -            1,000         1,000  National City Corp.                                -         33,940        33,940
              -            5,600         5,600  Norfolk Southern Corp.                             -        132,440       132,440
              -            2,100         2,100  Office Depot, Inc. (b)                             -         35,091        35,091
              -            4,000         4,000  Oracle Corp. (b)                                   -         52,800        52,800

Phoenix-Aberdeen International Series/Phoenix-Sanford Bernstein Global
  Value Series
Pro Forma Combined Schedule of Investments
December 31, 2003 (Unaudited) (Continued)

Shares or Par Value                                                                     Value
===============  ===============  ============  =====================================  =============  =============  ============
                    Phoenix-                                                                            Phoenix-
   Phoenix-         Sanford                                                              Phoenix-       Sanford
   Aberdeen        Bernstein       Pro Forma                                             Aberdeen      Bernstein      Pro Forma
 International      Global          Combined                                           International     Global        Combined
    Series        Value Series     Portfolios                  DESCRIPTION                Series      Value Series    Portfolios
===============  ===============  ============  =====================================  =============  =============  ============

              -              700           700  Oxford Health Plans, Inc. (b)                      -         30,450        30,450
              -              800           800  Parker Hannifin Corp.                              -         47,600        47,600
              -            1,200         1,200  PepsiCo, Inc.                                      -         55,944        55,944
              -            9,290         9,290  Pfizer, Inc.                                       -        328,217       328,217
              -              500           500  PPG Industries, Inc.                               -         32,010        32,010
              -              700           700  Procter & Gamble Co. (The)
                                                Qwest Communications International,                -         69,916        69,916
              -           22,500        22,500   Inc. (b)                                          -         97,200        97,200
              -            4,400         4,400  Safeway, Inc. (b)                                  -         96,404        96,404
              -            1,300         1,300  Sara Lee Corp.                                     -         28,223        28,223
              -            3,200         3,200  SBC Communications, Inc.                           -         83,424        83,424
              -              700           700  Sears, Roebuck and Co.                             -         31,843        31,843
              -            4,000         4,000  Sempra Energy                                      -        120,240       120,240
              -            1,200         1,200  Smurfit-Stone Container Corp. (b)                  -         22,284        22,284
              -           13,700        13,700  Solectron Corp. (b)                                -         80,967        80,967
              -              900           900  Sonoco Products Co.                                -         22,158        22,158
              -            3,000         3,000  Sprint Corp. (FON Group)                           -         49,260        49,260
              -            8,000         8,000  Sprint Corp. (PCS Group) (b)                       -         44,960        44,960
              -            2,500         2,500  Stanley Works (The)                                -         94,675        94,675
              -              500           500  SUPERVALU, Inc.                                    -         14,295        14,295
              -              500           500  Tech Data Corp. (b)                                -         19,845        19,845
              -            2,800         2,800  Tellabs, Inc. (b)                                  -         23,604        23,604
              -            3,850         3,850  Time Warner, Inc. (b)                              -         69,262        69,262
              -              500           500  Torchmark Corp.                                    -         22,770        22,770
              -            8,983         8,983  Travelers Property Casualty Corp.
                                                  Class A (b)                                      -        150,735       150,735
              -              171           171  Travelers Property Casualty Corp.
                                                  Class B                                          -          2,902         2,902
              -            1,500         1,500  Tyco International Ltd.                            -         39,750        39,750
              -            2,100         2,100  Tyson Foods, Inc. Class A                          -         27,804        27,804
              -            1,000         1,000  UST, Inc.                                          -         35,690        35,690
              -              800           800  V. F. Corp.                                        -         34,592        34,592
              -              950           950  Valero Energy Corp.                                -         44,023        44,023
              -            1,300         1,300  Verizon Communications, Inc.                       -         45,604        45,604
              -            1,000         1,000  Wachovia Corp.                                     -         46,590        46,590
              -            1,300         1,300  Wal-Mart Stores, Inc.                              -         68,965        68,965
              -            5,325         5,325  Washington Mutual, Inc.                            -        213,639       213,639
              -              600           600  Whirlpool Corp.                                    -         43,590        43,590
              -            1,200         1,200  Wyeth                                              -         50,940        50,940
                                                                                       -------------  -------------  ------------
                                                TOTAL COMMON STOCKS                                -      8,608,588     8,608,588

                                                FOREIGN COMMON STOCKS--91.4%

              -            1,136         1,136  Acs Actividades de Contruccion
                                                  y Servicios SA                                   -         55,453        55,453
              -            1,400         1,400  Agfa Gevaert NV                                    -         39,909        39,909
        106,000            1,800       107,800  Altadis SA                                 3,008,325         51,085     3,059,410
              -              470           470  AMB Generali Holding AG                            -         34,977        34,977
        127,333           10,900       138,233  Arcelor (c)                                2,219,654        190,007     2,409,661
              -            1,066         1,066  Arcelor (d)                                        -         18,381        18,381
        165,000                -       165,000  Asia Satellite Telecommunications
                                                  Holdings Ltd.                              313,482              -       313,482
              -            2,600         2,600  Assurances Generales de France                     -        141,216       141,216
         31,200            1,200        32,400  AstraZeneca plc                            1,496,858         57,571     1,554,429
              -            7,600         7,600  Australia and New Zealand Banking
                                                  Group Ltd.                                       -        101,239       101,239
         54,000            3,050        57,050  Aventis SA                                 3,569,122        201,589     3,770,711
        168,000           17,800       185,800  Aviva plc                                  1,474,410        156,217     1,630,627
              -            6,200         6,200  Banco Santander Central Hispano SA                 -         73,433        73,433
              -                1             1  Bank of Montreal                                   -             19            19
              -            5,451         5,451  Bank of Nova Scotia (e)                            -        277,559       277,559
              -              716           716  BCE, Inc.                                          -         16,013        16,013
              -           20,000        20,000  BlueScope Steel Ltd.                               -         84,386        84,386
              -            1,400         1,400  BNP Paribas SA                                     -         88,154        88,154
        189,400           13,300       202,700  BP plc                                     1,535,923        107,855     1,643,778
        123,000            6,600       129,600  British American Tobacco plc               1,695,458         90,976     1,786,434
              -            5,100         5,100  BT Group plc                                       -         17,187        17,187
        334,000                -       334,000  Cadbury Schweppes plc                      2,452,937              -     2,452,937
         48,000            5,000        53,000  Canon, Inc.                                2,234,954        232,808     2,467,762
              -            1,350         1,350  Celanese AG                                        -         55,308        55,308
        933,500                -       933,500  China Mobile (Hong Kong) Ltd.              2,867,739              -     2,867,739
        100,000                -       100,000  City Developments Ltd.                       356,239              -       356,239
         80,000                -        80,000  Companhia Paranaense de
                                                  Energia-Copel ADR (b)                      381,600              -       381,600
              -            4,500         4,500  Continental AG                                     -        171,304       171,304
              -            2,181         2,181  Credit Agricole SA                                 -         52,077        52,077
              -            5,100         5,100  Credit Suisse Group                                -        186,598       186,598
         67,000                -        67,000  Dah Sing Financial Group                     498,383              -       498,383
              -            2,200         2,200  Danske Bank A/S                                    -         51,617        51,617
              -              700           700  Depfa Bank plc                                     -         88,030        88,030

Phoenix-Aberdeen International Series/Phoenix-Sanford Bernstein Global
  Value Series
Pro Forma Combined Schedule of Investments
December 31, 2003 (Unaudited) (Continued)

Shares or Par Value                                                                     Value
===============  ===============  ============  =====================================  =============  =============  ============
                    Phoenix-                                                                            Phoenix-
   Phoenix-         Sanford                                                              Phoenix-       Sanford
   Aberdeen        Bernstein       Pro Forma                                             Aberdeen      Bernstein      Pro Forma
 International      Global          Combined                                           International     Global        Combined
    Series        Value Series     Portfolios                  DESCRIPTION                Series      Value Series    Portfolios
===============  ===============  ============  =====================================  =============  =============  ============

              -            3,500         3,500  DSM NV                                             -        172,307       172,307
              -              500           500  E.ON AG                                            -         32,751        32,751
        218,296           12,150       230,446  ENI SpA                                    4,119,208        229,268     4,348,476
              -            5,000         5,000  Flextronics International Ltd. (b)                 -         74,200        74,200
              -            4,000         4,000  Fortum Oyj                                         -         41,272        41,272
              -            2,904         2,904  France Telecom SA                                  -         83,003        83,003
        284,000                -       284,000  Fubon Financial Holding Co. Ltd. (b)         271,871              -       271,871
         92,000                -        92,000  Fuji Photo Film Co. Ltd.                   2,970,234              -     2,970,234
         40,000                -        40,000  Gail India Ltd.GDR                         1,332,000              -     1,332,000
      6,190,000                -     6,190,000  Giordano International Ltd.                2,870,318              -     2,870,318
              -            9,646         9,646  GlaxoSmithKline plc                                -        221,029       221,029
        200,800                -       200,800  Hana Microelectronics Public Co. Ltd.        633,479              -       633,479
              -            2,300         2,300  Hannover Rueckversicherung AG
                                                  Registered Shares                                -         80,158        80,158
              -            3,354         3,354  HeidelbergCement (b)                               -        143,840       143,840
              -            6,000         6,000  Hitachi Ltd.                                       -         36,167        36,167
         46,800            3,900        50,700  Honda Motor Co. Ltd.                       2,078,641        173,220     2,251,861
        102,500                -       102,500  HSBC Holdings plc                          1,611,052              -     1,611,052
         55,000                -        55,000  IHC Caland NV                              2,983,098              -     2,983,098
        130,000                -       130,000  ING Groep NV                               3,031,912              -     3,031,912
        127,700                -       127,700  Interbrew (b)                              3,408,340              -     3,408,340
              -            9,067         9,067  InterContinental Hotels Group plc                  -         85,864        85,864
              -            3,900         3,900  Jfe Holdings, Inc.                                 -        106,443       106,443
        138,000                -       138,000  Kao Corp.                                  2,807,129              -     2,807,129
              -            1,000         1,000  KBC Bankverzekeringsholding                        -         46,696        46,696
              -            1,300         1,300  Koninklijke (Royal) Philips
                                                  Electronics NV                                   -         37,960        37,960
         15,000                -        15,000  Kookmin Bank                                 562,107              -       562,107
         80,000                -        80,000  Kookmin Bank ADR                           3,027,200              -     3,027,200
         36,000                -        36,000  KT Corp.                                   1,347,545              -     1,347,545
         55,916                -        55,916  Leighton Holdings Ltd.                       497,554              -       497,554
              -            3,700         3,700  Lloyds TSB Group plc                               -         29,674        29,674
              -            1,726         1,726  Magna International, Inc.                          -        138,962       138,962
        150,000                -       150,000  Malaysian Oxygen Berhad                      457,895              -       457,895
              -              400           400  Man AG                                             -         12,134        12,134
         71,000                -        71,000  Metro AG                                   3,134,460              -     3,134,460
              -            7,000         7,000  Nippon Meat Packers, Inc.                          -         68,452        68,452
         18,100                -        18,100  Nippon Television Network Corp.            2,690,427              -     2,690,427
              -           21,000        21,000  Nissan Motor Co. Ltd.                              -        239,843       239,843
              -            2,000         2,000  Nokia Oyj                                          -         34,586        34,586
        243,000                -       243,000  Nordea AB                                  1,823,690              -     1,823,690
         71,000            2,700        73,700  Novartis AG Registered Shares              3,223,489        122,583     3,346,072
          1,530                -         1,530  NTT DoCoMo, Inc.                           3,469,161              -     3,469,161
              -              250           250  OMV AG                                             -         37,235        37,235
         25,100                -        25,100  Orix Corp.                                 2,075,077              -     2,075,077
        526,000                -       526,000  Oversea-Chinese Banking Corp. Ltd.         3,747,630              -     3,747,630
              -            2,000         2,000  PartnerRe Ltd.                                     -        116,100       116,100
              -            2,200         2,200  Persimmon plc                                      -         21,149        21,149
              -            3,500         3,500  Petro-Canada                                       -        173,097       173,097
      1,750,000                -     1,750,000  PetroChina Co. Ltd.                        1,003,078              -     1,003,078
        150,000                -       150,000  Petroleo Brasileiro SA ADR (b)             3,999,000              -     3,999,000
              -            3,000         3,000  Promise Co. Ltd.                                   -        130,727       130,727
        201,100                -       201,100  Prudential plc                             1,700,103              -     1,700,103
              -            1,760         1,760  PSA Peugeot Citroen                                -         89,687        89,687
        100,000                -       100,000  PTT Exploration and Production
                                                  Public Co. Ltd.                            676,383              -       676,383
              -           28,100        28,100  Qantas Airways Ltd.                                -         69,656        69,656
        321,000                -       321,000  QBE Insurance Group Ltd.                   2,563,685              -     2,563,685
         13,340                -        13,340  Rio Tinto Ltd.                               373,897              -       373,897
        125,000                -       125,000  Robinson & Co. Ltd.                          548,342              -       548,342
              -              700           700  Roche Holding AG                                   -         70,609        70,609
              -           28,600        28,600  Royal & Sun Alliance Insurance
                                                  Group plc                                        -         45,183        45,183
              -            3,200         3,200  Royal Bank of Canada                               -        153,035       153,035
              -            1,650         1,650  Royal Dutch Petroleum Co.                          -         86,996        86,996
              -           25,857        25,857  Safeway plc                                        -        131,458       131,458
        793,000                -       793,000  Sainsbury (J) plc                          4,439,784              -     4,439,784
         31,500                -        31,500  Schneider Electric SA                      2,062,122              -     2,062,122
        129,000                -       129,000  Schroders plc                              1,459,480              -     1,459,480
         54,000                -        54,000  Shin-Etsu Chemical Co. Ltd.                2,206,961              -     2,206,961
          3,120                -         3,120  Shinsegae Co. Ltd.                           701,771              -       701,771
              -            1,325         1,325  Siemens AG                                         -        106,628       106,628
        250,000                -       250,000  Sime UEP Properties Berhad                   294,737              -       294,737
              -           10,600        10,600  Singapore Airlines Ltd.                            -         69,905        69,905
      1,038,237                -     1,038,237  SinoPac Holdings Co. (b)                     525,999              -       525,999
              -            1,050         1,050  Societe Generale Class A                           -         92,709        92,709

Phoenix-Aberdeen International Series/Phoenix-Sanford Bernstein Global
  Value Series
Pro Forma Combined Schedule of Investments
December 31, 2003 (Unaudited) (Continued)

Shares or Par Value                                                                     Value
===============  ===============  ============  =====================================  =============  =============  ============
                    Phoenix-                                                                            Phoenix-
   Phoenix-         Sanford                                                              Phoenix-       Sanford
   Aberdeen        Bernstein       Pro Forma                                             Aberdeen      Bernstein      Pro Forma
 International      Global          Combined                                           International     Global        Combined
    Series        Value Series     Portfolios                  DESCRIPTION                Series      Value Series    Portfolios
===============  ===============  ============  =====================================  =============  =============  ============

        230,000                -       230,000  Stora Enso Oyj Class R                     3,098,386              -     3,098,386
              -               25            25  Sumitomo Mitsui Financial Group, Inc.              -        135,331       135,331
              -            3,900         3,900  Svenska Cellulosa AB Series B                      -        159,354       159,354
         74,000                -        74,000  Svenska Handelsbanken  AB  Class A         1,511,820              -     1,511,820
      3,235,000                -     3,235,000  Swire Pacific Ltd. Class B                 3,416,843              -     3,416,843
         41,000                -        41,000  Swiss Re Registered Shares                 2,768,142              -     2,768,142
        309,400                -       309,400  Taiwan Cellular Corp. (b)                    268,845              -       268,845
         72,500            1,300        73,800  Takeda Chemical Industries Ltd.            2,875,105         51,554     2,926,659
              -            1,250         1,250  Talisman Energy, Inc.                              -         71,116        71,116
              -            3,395         3,395  Telefonica SA                                      -         49,846        49,846
         85,000                -        85,000  Telefonos de Mexico SA de C.V.
                                                  ADR Series L                             2,807,550              -     2,807,550
              -            1,900         1,900  Tohoku Electric Power Co., Inc.                    -         31,504        31,504
              -            1,100         1,100  Tokyo Electric Power Co., Inc. (The)               -         24,120        24,120
         13,710                -        13,710  Total SA                                   2,549,009              -     2,549,009
        140,000                -       140,000  TPG NV                                     3,279,263              -     3,279,263
              -            4,100         4,100  Trinity Mirror plc                                 -         41,432        41,432
              -               30            30  UFJ Holdings, Inc. (b)                             -        144,163       144,163
        122,000                -       122,000  Unibanco-Uniao de Bancos
                                                  Brasileiros SA  GDR                      3,043,900              -     3,043,900
         30,000                -        30,000  Unicharm Corp.                             1,475,226              -     1,475,226
              -            4,500         4,500  Unilever plc                                       -         41,950        41,950
         78,400                -        78,400  United Overseas Bank Ltd.                    609,362              -       609,362
        106,200                -       106,200  Valeo SA                                   4,253,090              -     4,253,090
              -          138,700       138,700  Vodafone Group plc                                 -        343,888       343,888
              -            4,400         4,400  Volkswagen AG                                      -        246,140       246,140
         50,000                -        50,000  Volvo AB Class B                           1,528,776              -     1,528,776
        319,000                -       319,000  Weir Group plc (The)                       1,463,342              -     1,463,342
             -            11,400        11,400  Whitbread plc                                      -        146,732       146,732
        106,000                -       106,000  Wing Hang Bank Ltd.                          630,790              -       630,790
        560,000                -       560,000  Wood Group (John) plc                      1,350,853              -     1,350,853
              -              600           600  XL Capital Ltd. Class A                            -         46,530        46,530
         52,000                -        52,000  Yamanouchi Pharmaceutical Co. Ltd.         1,615,751              -     1,615,751
        700,000                -       700,000  Zhejiang Expressway Co. Ltd.                 491,396              -       491,396
          6,400                -         6,400  Zurich Financial Services AG (b)             921,124              -       921,124
                                                                                       -------------  -------------  ------------
                                                TOTAL FOREIGN COMMON STOCKS              140,792,516      7,779,214   148,571,730

                                                FOREIGN PREFERRED STOCKS--3.0%

         28,000                -        28,000  Hyundai Motor Co. Ltd. Pfd.                  538,145              -       538,145
         21,000                -        21,000  Samsung Electronics Co. Ltd. Pfd.          4,326,899              -     4,326,899
                                                                                       -------------  -------------  ------------
                                                TOTAL FOREIGN PREFERRED STOCKS             4,865,044              -     4,865,044

                                                SHORT-TERM OBLIGATIONS--0.3%

             -           419,000       419,000  Brown Brothers Harriman & Co.
                                                  Grand Cayman Branch 0.10%, 1/2/04                -        419,106       419,106
                                                                                       -------------  -------------  ------------
                                                TOTAL SHORT-TERM OBLIGATIONS                       -        419,106       419,106

                                                TOTAL INVESTMENTS--100.0%                145,657,560     16,806,908   162,464,468(a)
                                                (Identified cost $121,299,725,
                                                  $14,655,861 and $135,955,586)

                                                Other assets and liabilities, net---0.0%     (77,157)        30,780       (46,377)
                                                                                       -------------  -------------  ------------

                                                NET ASSETS--100.0%                     $ 145,580,403  $  16,837,688  $162,418,091
                                                                                       ============== =============  ============

                                                (a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of
                                                $33,290,180 and gross depreciation of $7,070,074 for federal income tax purposes. At December 31, 2003, the aggregate cost of securities for federal income tax purposes was $136,244,362.
                                                (b) Non income producing.
                                                (c) Shares traded on Paris exchange.
                                                (d) Shares traded on Madrid exchange.
                                                (e) All or a portion segregated as collateral for futures contracts.

                                                                                         SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS

Phoenix-Aberdeen International Series/Phoenix-Sanford Bernstein Global Value Series
Pro Forma Combined Statement of Assets and Liabilities
December 31, 2003 (Unaudited)

                                                           ==================  ==================  ==============     ==============
                                                            Phoenix-Aberdeen    Phoenix-Sanford                         Pro Forma
                                                            International       Bernstein Global    Adjustments          Combined
                                                            Series              Value Series                            Portfolios
                                                           ==================  ==================  ==============     ==============

ASSETS
Investment securities at value
  (Identified cost $121,299,725, $14,655,861 and
  $135,955,586)                                            $      145,657,560  $       16,806,908                     $ 162,464,468
Deposits with broker for variation margin requirements on
futures contracts                                                           -               3,875                             3,875
Foreign currency at value (Identified cost $44,696)                         -              47,113                            47,113
Foreign currency deposits at value with broker for
variation margin requirements on futures contracts
(Identified cost $7,471)                                                    -               7,747                             7,747
Receivables
  Investment securities sold                                        3,210,167                   -                         3,210,167
  Dividends                                                           389,788              22,379                           412,167
  Tax Reclaims                                                         95,710              11,263                           106,973
  Fund shares sold                                                     84,102              13,031                            97,133
  Variation margin for futures contracts                                    -              12,192                            12,192
Prepaid expenses                                                        1,950                 195                             2,145
                                                            -----------------   -----------------   -------------      -------------
    Total assets                                                  149,439,277          16,924,703              -        166,363,980
                                                            -----------------   -----------------   -------------      -------------

LIABILITIES
Cash overdraft                                                      3,246,818                   -                         3,246,818
Payables
  Investment securities purchased                                           -              12,134                            12,134
  Fund shares repurchased                                             376,121              14,628                           390,749
  Investment advisory fee                                              90,197               3,460                            93,657
  Financial agent fee                                                  10,274               3,997                            14,271
  Administration fee                                                    9,205               1,056                            10,261
  Trustees' fee                                                         2,360               2,360                             4,720
  Custodian fee                                                        23,063               2,350                            25,413
  Printing fee                                                         34,116              12,559                            46,675
  Professional fee                                                     27,552              30,939                            58,491
Accrued expenses                                                       39,168               3,532                            42,700
                                                            -----------------   -----------------   -------------      -------------
    Total liabilities                                               3,858,874              87,015              -          3,945,889
                                                            -----------------   -----------------   -------------      -------------
NET ASSETS                                                 $      145,580,403  $       16,837,688              -      $ 162,418,091
                                                            =================   ==================  =============      =============
Net Assets Consist of:
Capital paid in on shares of beneficial interest           $      190,717,939  $       15,393,461  $    (717,484)     $ 205,393,916
Undistributed net investment income (loss)                            473,991             (27,747)        27,747 (b)        473,991
Accumulated net realized gain (loss)                              (69,979,984)           (689,737)       689,737 (b)    (69,979,984)
Net unrealized appreciation                                        24,368,457           2,161,711              -         26,530,168
                                                            -----------------   -----------------   -------------      -------------
Net Assets                                                 $      145,580,403  $       16,837,688  $           -      $ 162,418,091
                                                            =================   ==================  =============      =============


Shares of beneficial interest outstanding,
   $1 par value, unlimited authorization                           13,657,977           1,587,060         (7,540)(a)     15,237,497
Net assets                                                 $      145,580,403  $       16,837,688                     $ 162,418,091

Net asset value per share                                  $            10.66  $            10.61                     $       10.66


(a) Adjustment reflects additional shares issued in conversion.
(b) Adjustment reflects closing entry of capital accounts for target fund.

                  See Notes to Pro Forma Financial Statements.

Phoenix-Aberdeen International Series/Phoenix-Sanford Bernstein Global Value Series
Pro Forma Combined Statement of Operations
January 1, 2003 to December 31, 2003 (Unaudited)

                                                     ==================     ==================    ==============      ==============
                                                      Phoenix-Aberdeen       Phoenix-Sanford                            Pro Forma
                                                      International          Bernstein Global      Adjustments           Combined
                                                      Series                 Value Series                               Portfolios
                                                     ==================     ==================    ==============      ==============

INVESTMENT INCOME
 Dividends                                           $       4,292,209      $        331,833      $            -      $  4,624,042
 Interest                                                       15,269                   472                   -            15,741
 Foreign taxes withheld                                       (457,754)              (19,557)                  -          (477,311)
                                                      -----------------      -----------------     --------------      -------------

      Total investment income                                3,849,724               312,748                   -         4,162,472
                                                      -----------------      -----------------     --------------      -------------

EXPENSES
Investment advisory fee                                        944,142               114,551            (19,092)         1,039,601
Financial agent fee                                            114,814                44,599            (26,872)           132,541
Administration fee                                              96,932 (a)             9,800 (a)          4,159  (a)       110,891
Printing                                                        41,072                20,859             (2,648)            59,283
Professional                                                    15,846                26,631            (10,077)            32,400
Custodian                                                      113,935                23,138            (62,214) (b)        74,859
Trustees                                                         7,209                 6,394             (6,936)             6,667
Miscellaneous                                                   15,782                 9,371             (9,950)            15,203
                                                      -----------------      -----------------     --------------      -------------

      Total expenses                                         1,349,732               255,343           (133,630)         1,471,445
      Less expenses borne by investment advisor                      -              (108,972)           108,972                  -
                                                      -----------------      -----------------     --------------      -------------

      Net expenses                                           1,349,732               146,371            (24,658)         1,471,445
                                                      -----------------      -----------------     --------------      -------------

NET INVESTMENT INCOME (LOSS)                                 2,499,992               166,377             24,658          2,691,027



NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS

Net realized gain (loss) on securities                     (12,108,165)             (149,475)                  -       (12,257,640)

Net realized gain (loss) on foreign currency
transactions                                                    16,449                11,159                   -            27,608

Net realized gains on futures contracts                              -                 6,911                   -             6,911

Net change in unrealized appreciation (depreciation)
on investments                                              47,183,988             3,740,254                   -        50,924,242

Net change in unrealized appreciation (depreciation)
on futures                                                           -                 4,376                   -             4,376

Net change in unrealized appreciation (depreciation)
on foreign currency and foreign currency transactions          (32,385)                3,277                   -           (29,108)
                                                      -----------------      -----------------     --------------      -------------

Net gain (loss) on investments                              35,059,887             3,616,502                   -        38,676,389
                                                      -----------------      -----------------     --------------      -------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                            $      37,559,879     $       3,782,879    $        24,658       $ 41,367,416
                                                      =================     ==================    ===============      =============


Adjustments:

(a) Reflects administration fees of 0.077% for a twelve month period, 1/1/03 - 12/31/03. Effective 1/1/04, the fee is 0.08%. The adjustment column reflects what the annual fee would be based on combined assets at the new rate of 0.08%.
(b) Reflects expected savings due to contract renegotiations.
Note: The expenses for Phoenix-Aberdeen International Series are based on the expense schedule which became effective 2/29/04.


                  See Notes to Pro Forma Financial Statements.

PHOENIX-ABERDEEN INTERNATIONAL SERIES/PHOENIX-SANFORD BERNSTEIN GLOBAL
  VALUE SERIES
NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS
DECEMBER 31, 2003 (UNAUDITED)

1.  BASIS OF COMBINATION

The unaudited Pro Forma Combined Portfolio of Investments, Pro Forma Combined Statement of Assets and Liabilities and Pro Forma Combined Statement of Operations give effect to the proposed merger of the Phoenix-Sanford Bernstein Global Value Series ("Sanford Bernstein Global Value ") into the Phoenix-Aberdeen International Series ("Aberdeen International"). The proposed merger will be accounted for by the method of accounting for tax-free mergers of investment companies. The merger provides for the transfer of all of the assets of Sanford Bernstein Global Value to Aberdeen International and the subsequent liquidation of Sanford Bernstein Global Value. The accounting survivor in the proposed merger will be Aberdeen International. This is because the Surviving Series will invest in a style that is similar to the way in which Aberdeen International is currently operated (investment in foreign equity securities). Additionally, Aberdeen International has a significantly larger asset base than Sanford Bernstein Global Value.

The pro forma combined statements should be read in conjunction with the historical financial statements of the constituent fund and the notes thereto incorporated by reference in the Registration Statement filed on Form N-14. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

Sanford Bernstein Global Value and Aberdeen International are both, open-end, management investment companies registered under the Investment Company Act of 1940, as amended.

2. SHARES OF BENEFICIAL INTEREST

The Pro Forma net asset value per share assumes the issuance of additional shares of Aberdeen International that would have been issued at December 31, 2003 in connection with the proposed reorganization. The amount of additional shares assumed to be issued was calculated based on the net assets, as of December 31, 2003, of Sanford Bernstein Global Value of $16,837,688 and the net asset value of Aberdeen International of $10.66. The Pro Forma Statement of Assets & Liabilities reflects the combined Pro Forma shares outstanding as calculated above.

3. PRO FORMA OPERATIONS

Pro Forma operating expenses are based on the expense schedule of Aberdeen International which became effective February 29, 2004, the actual expenses of Sanford Bernstein Global Value and the combined Series, with certain expenses adjusted to reflect the expected expenses of the combined entity. The investment advisory and financial agent fees have been calculated for the combined Series based on the fee schedule in effect for Aberdeen International at the combined level of average net assets for the period ended December 31, 2003.

4. PORTFOLIO VALUATION

Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service that utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees. Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

5. COMPLIANCE

As of September 14, 2004, all the securities held by the Merging Series would comply with the compliance guidelines, investment restrictions and diversification requirements under the Investment Company Act of 1940, as amended. The Surviving Series has elected to be taxed as a "regulated investment company" under the requirements of Subchapter M of the Internal Revenue Code ("IRC"). After the acquisition, the Surviving Series intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the IRC, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

6. FEDERAL INCOME TAX INFORMATION

The Series have capital loss carryovers, which may be used to offset future capital gains, as follows:

Expiration Date             Surviving Series           Merging Series
                            Phoenix-Aberdeen           Phoenix-Sanford Bernstein
                            International Series       Global Value Series

2005                        $ 1,280,431                      --
2008                           $295,786                      --
2009                        $26,725,829                      --
2010                        $21,729,527                $441,697
2011                        $19,740,631                $174,094
Total                       $69,772,204                $615,791

In addition, the Series have deferred post-October losses as follows:
Surviving Series Phoenix-Aberdeen International Series               $1,072
Merging Series Phoenix-Sanford Bernstein Global Value Series        $55,774

The Series may not realize the benefit of these losses to the extent each Series does not realize gains on investments prior to the expiration of the capital loss carryover.

                                     PART C

                                OTHER INFORMATION
                                -----------------


ITEM 15. INDEMNIFICATION

     The Amended Declaration of Trust provides that the Trust shall indemnify each of its Trustees and officers (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgements, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding not to have acted in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgements, in compromise or as fines or penalties), may be paid from time to time by the Trust in advance of the final disposition of any such action, suit of proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under said article of the Declaration of Trust.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.     EXHIBITS

(1)     Amended Declaration of Trust.

        1. Declaration of Trust of the Registrant establishing the Big Edge Series Fund dated February 18, 1986, filed with the Registration Statement on Form N-1A on April 18, 1986 and filed via Edgar with Post-Effective Amendment No. 18 (File No. 033-05033) on June 20, 1996.

        2. Amendment to Declaration of Trust effective February 28, 1990, establishing the International Series, filed with Post-Effective Amendment No. 7 on March 2, 1992 and filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

        3. Amendment to Declaration of Trust effective November 14, 1991, conforming the Fund's borrowing restrictions to California Department's Borrowing Guidelines, filed with Post-Effective Amendment No. 7 on March 2, 1992 and filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

        4. Amendment to Declaration of Trust effective May 1, 1992, changing the name of the Trust to The Phoenix Edge Series Fund, establishing the Balanced Series, and changing the names of Stock Series to Growth Series and Total-Vest Series to Total Return Series filed with Post-Effective Amendment No. 8 on April 28, 1992 and filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

        5. Amendment to Declaration of Trust effective January 1, 1995, establishing the Real Estate Securities Series, filed with Post-Effective Amendment No. 12 on February 16, 1995 and filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

        6. Amendment to Declaration of Trust effective November 15, 1995, establishing the Strategic Theme Series, filed via Edgar with Post-Effective Amendment No. 16 (File No. 033-05033) on January 29, 1996.

        7. Amendment to Declaration of Trust effective February 21, 1996, changing the name of the Series currently designated "Bond Series" to the "Multi-Sector Fixed Income Series," filed via Edgar with Post-Effective Amendment No. 17 (File No. 033-05033) on April 17, 1996.

        8. Amendment to Declaration of Trust effective August 21, 1996, establishing the Aberdeen New Asia Series and changing the name of the Total Return Series to Strategic allocation Series, filed via Edgar with Post-Effective Amendment No. 19 (File No. 033-05033) on September 3, 1996.

        9. Amendment to Declaration of Trust effective May 28, 1997, establishing the Research Enhanced Index Series, filed via Edgar with Post-Effective Amendment No. 22 (File No. 033-05033) on July 15, 1997.

        10. Amendment to Declaration of Trust effective February 27, 1998, establishing the Engemann Nifty Fifty Series, Seneca Mid-Cap Series, Phoenix Growth and Income Series, Phoenix Value Equity Series and Schafer Mid-Cap Value Series, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

        11. Amendment to Declaration of Trust dated May 1, 1998 for Scribner's error in Amendment filed February 27, 1998, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

        12. Amendment to Declaration of Trust effective May 1, 1999, changing the name of the Series currently designated as Balanced Series, Multi-Sector Fixed Income Series, Money Market Series, Strategic Allocation Series, Growth Series, International Series, Real Estate Securities Series, Strategic Theme Series, Aberdeen New Asia Series, Research Enhanced Index Series, Engemann Nifty Fifty Series, Schafer Mid-Cap Value Series, Seneca Mid-Cap Growth Series, Phoenix Value Equity Series, and Phoenix Growth and Income Series to Phoenix-Goodwin Balanced Series, Phoenix-Goodwin Multi-Sector Fixed Income Series, Phoenix-Goodwin Money Market Series, Phoenix-Goodwin Strategic Allocation Series, Phoenix-Goodwin Growth Series, Phoenix-Aberdeen International Series, Phoenix-Duff & helps Real Estate Securities Series, Phoenix-Goodwin Strategic Theme Series, Phoenix-Aberdeen New Asia Series, Phoenix Research Enhanced Index Series, Phoenix-Engemann Nifty Fifty Series, Phoenix-Schafer Mid-Cap Value Series, Phoenix-Seneca Mid-Cap Growth Series, Phoenix-Hollister Value Equity Series, and Phoenix-Oakhurst Growth and Income Series, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

        13. Amendment to Declaration of Trust effective December 1, 1999, establishing the Phoenix-Bankers Trust Dow 30 Series, Phoenix-Federated U.S. Government Bond Series, Phoenix-Janus Equity Income Series, Phoenix-Janus Flexible Income Series, Phoenix-Janus Growth Series and Phoenix-Morgan Stanley Focus Equity Series, filed via Edgar with Post-Effective Amendment No. 35 (File No. 033-05033) on November 15, 2000.

        14. Amendment to Declaration of Trust effective December 1, 1999, changing names of Phoenix-Goodwin Growth Series to Phoenix-Engemann Capital Growth Series, Phoenix-Goodwin Strategic Theme Series to Phoenix-Seneca Strategic Theme Series, Phoenix-Goodwin Balanced Series to Phoenix-Oakhurst Balanced Series, and Phoenix-Goodwin Strategic Allocation Series to Phoenix-Oakhurst Strategic Allocation Series, filed via Edgar with Post-Effective Amendment No. 35 (File No. 033-05033) on November 15, 2000.

        15. Amendment to Declaration of Trust effective April 21, 2000, changing name of Phoenix-Research Enhanced Index Series to Phoenix-J.P. Morgan Research Enhanced Index Series, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

        16. Amendment to Declaration of Trust effective July 26, 2000, establishing the Phoenix-Bankers Trust Nasdaq-100 Index(R) Series and Phoenix-Engemann Small & Mid-Cap Growth Series, filed via Edgar with Post-Effective Amendment No. 35 (File No. 033-05033) on November 15, 2000.

        17. Amendment to Declaration of Trust effective September 29, 2000, establishing the "Phoenix-Sanford Bernstein Global Value Series" and "Phoenix-Sanford Bernstein Small-Cap Value Series" and changing the name of "Phoenix-Schafer Mid-Cap Value Series" to "Phoenix-Sanford Bernstein Mid-Cap Value Series", filed via Edgar with Post-Effective Amendment No. 35 (File No. 033-05033) on November 15, 2000.

        18. Amendment to Declaration of Trust effective May 1, 2001, changing the name of "Phoenix-Bankers Trust Dow 30 Series" to
             "Phoenix-Deutsche Dow 30 Series", and "Phoenix-Bankers Trust Nasdaq-100 Index Series" to "Phoenix-Deutsche Nasdaq-100 Index Series", filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

        19. Amendment to Declaration of Trust effective August 31, 2001 establishing the "Phoenix-AIM Mid-Cap Equity Series", "Phoenix-Alliance/Bernstein Growth + Value Series", "Phoenix-MFS Investors Growth Stock Series", "Phoenix-MFS Investors Trust Series" and "Phoenix-MFS Value Series", and changing the name of "Phoenix-Janus Equity Income Series" to "Phoenix-Janus Core Equity Series", filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

        20. Amendment to Declaration of Trust effective as of October 29, 2001 amending the fundamental investment restrictions of each Series, filed via Edgar with Post-Effective Amendment No. 41 (File No. 811-04642) on March 1, 2002.

        21. Amendment to Declaration of Trust effective as of March 18, 2002, merging of Phoenix-Oakhurst Balanced Series into Phoenix-Oakhurst Strategic Allocation Series, Phoenix-Engemann Nifty Fifty Series into Phoenix-Engemann Growth Series, and Phoenix-Janus Core Equity Series Income Series into Phoenix-Janus Growth Series, filed via Edgar with Post-Effective Amendment No. 42 (File No. 033-05033) on April 29, 2002.

        22. Amendment to Declaration of Trust effective May 10, 2002, changing the name of "Phoenix-Morgan Stanley Focus Equity Series" to "Phoenix-Van Kampen Focus Equity Series", filed via Edgar with Post-Effective Amendment No. 43 (File No. 033-05033) on May 24, 2002.

        23. Amendment to Declaration of Trust effective August 9, 2002, establishing "Phoenix-Kayne Large-Cap Core Series", "Phoenix-Kayne Small-Cap Quality Value Series", "Phoenix-Lord Abbett Large-Cap Value Series", 'Phoenix-Lord Abbett Mid-Cap Value Series", "Phoenix-Lord Abbett Bond-Debenture Series", "Phoenix-Lazard International Equity Select Series", "Phoenix-Lazard Small-Cap Value Series", "Phoenix-Lazard U.S. Multi-Cap Series" and "Phoenix-State Street Research Small-Cap Growth Series" and amending Section 4.2 of Article IV list of Series as described in Trust's registration statement, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

        24. Amendment to Declaration of Trust effective as of October 25, 2002 deleting reference to Phoenix-Federated U.S. Government Bond Series, filed via Edgar with Post-Effective Amendment No. 45 (File No. 033-05033) on February 24, 2003.

(2)     Not Applicable.

(3)     Not Applicable.

(4) Agreement and Plan of Reorganization (included as Appendix A to the Prospectus/Proxy Statement contained in Part A of this Registration Statement).

(5) Reference is hereby made to Registrant's Amended Declaration of Trust referenced in Exhibit 1 above.

(6)     (a)  Investment Advisory Agreements.

             (1) Investment Advisory Agreement by and between Registrant and Phoenix Investment Counsel, Inc. dated January 1, 1993 (currently pertaining to the Phoenix-Aberdeen International Series (f/k/a International Series), Phoenix-Engemann Capital Growth Series (f/k/a Growth Series), Phoenix-Goodwin Money Market Series (f/k/a Money Market Series), Phoenix-Goodwin Multi-Sector Fixed Income Series (f/k/a Bond Series), Phoenix-Oakhurst Balanced Series (f/k/a Balanced Series), and Phoenix-Oakhurst Strategic Allocation Series (f/k/a Total Return Series) previously filed with Post-Effective Amendment No. 11 on May 2, 1994 and filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

             (2) Instrument to Amend Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. pertaining to Phoenix-Seneca Strategic Theme Series (f/k/a Phoenix Strategic Theme Series) effective January 23, 1996, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

             (3) Second Amendment to Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc., dated August 9, 2002 covering the Phoenix-Kayne Large-Cap Core Series and Phoenix-Kayne Small-Cap Quality Value Series and deleting reference to Phoenix-Oakhurst Balanced Series (f/k/a Balanced Series) and Phoenix-Engemann Nifty Fifty Series, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

             (4) Third Amendment to Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. dated November 12, 2002 to reflect duties to proxy voting and reflect investment program designed to manage cash, cash equivalents and short-term investments, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

             (5) Fourth Amendment to Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. dated May 9, 2003 (pertaining to addition of new series named Phoenix-Goodwin Multi-Sector Short Term Bond Series), filed via EDGAR with Form N-14 (File No. 333-111961) on January 16, 2004.

             (6) Fifth Amendment to Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. dated August 12, 2003 (pertaining to addition of new series named Phoenix-Goodwin Multi-Sector Short Term Series - change in fee schedule from Fourth Amendment), filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-05033) on April 30, 2004.

             (7) Sixth Amendment to Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. dated October 23, 2003 (pertaining to name change from Phoenix-Kayne Large-Cap Core Series to Phoenix-Kayne Rising Dividends Series), filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-05033) on April 30, 2004.

        (b)  Subadvisory Agreements.

             (1) Subadvisory Agreement between Aberdeen Fund Managers, Inc. and Phoenix Investment Counsel, Inc. dated October 27, 1998, covering the International Series, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

             (2) First Amendment to the Subadvisory Agreement between Phoenix Investment Counsel, Inc. and Aberdeen Fund Mangers, Inc., covering the Phoenix-Aberdeen International Series (f/k/a International Series) dated November 12, 2002, filed via EDGAR with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

(7)     Not Applicable.

(8)     Not Applicable.

(9)     Custodian Agreement.

        (a) Custodian Agreement between Registrant and Brown Brothers Harriman & Co. covering the International Series, previously filed with Post-Effective Amendment No. 12 on February 16, 1995 and filed via Edgar with Post-Effective Amendment No. 20 on (File No. 033-05033) April 29, 1997.

        (b) Amendment to the Custodian Agreement between certain open-end management investment companies, as listed on the attached Appendix C and Brown Brothers Harriman & Co., dated June 29, 2001 to include Phoenix-Aberdeen Series Fund for Phoenix-Aberdeen Global Small Cap Fund and Phoenix-Aberdeen New Asia Fund; The Phoenix Edge Series Fund for Phoenix-Aberdeen New Asia Series and Phoenix-Sanford Bernstein Global Value Series, Phoenix-Aberdeen International Series; The Phoenix Multi-Portfolio Fund for the Phoenix-Aberdeen International Fund and Phoenix-Aberdeen Worldwide Opportunities Fund, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-05033) on April 30, 2004.

        (c) Letter Amendment, pursuant to Section 9 to the Custodian Agreement between Registrant and Brown Brothers Harriman & Co. dated September 3, 1996, to include Aberdeen New Asia Series and International Series, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-05033) on April 30, 2004.

        (d) Amendment to Appendix "B" to the Custodian Agreement between Registrant and Brown Brothers Harriman & Co. dated as of August 19, 1997, to include Aberdeen New Asia Series and International Series, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-05033) on April 30, 2004.

        (e) Amendment to Appendix C to the Amendment to the Custodian Agreements between Certain Open-End Management Investment Companies as Listed on Appendix C and Brown Brothers Harriman & Co. dated as of August 9, 2002, to include Phoenix-Aberdeen Series Fund for Phoenix-Aberdeen Global Small Cap Fund, Phoenix-Aberdeen Series Fund for the Phoenix-Aberdeen New Asia Fund, The Phoenix Edge Series Fund for Phoenix-Aberdeen New Asia Series, The Phoenix Edge Series Fund for Phoenix-Sanford Bernstein Global Value Series, The Phoenix Edge Series Fund for the Phoenix-Aberdeen International Series, The Phoenix Edge Series Fund for the Phoenix-Lazard International Equity Select Series, The Phoenix Multi-Portfolio Fund for the Phoenix-Aberdeen International Fund and Phoenix-Aberdeen Worldwide Opportunities Fund, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-05033) on April 30, 2004.

        (f) Amendment to Appendix C to Custodian Agreements between Certain Open-End Management Investment Companies and Brown Brothers Harriman & Co. dated as of March 18, 2003, to include The Phoenix Edge Series Fund for Phoenix-Sanford Bernstein Global Value Series; Phoenix-Aberdeen International Series; and Phoenix-Lazard International Equity Select Series; The Phoenix Multi-Portfolio Fund for The Phoenix-Aberdeen International Fund; and Phoenix Aberdeen Worldwide Opportunities Fund, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-05033) on April 30, 2004.

(10)    Not Applicable.

(11) Opinion and Consent of Matthew A. Swendiman, Esq., with respect to the legality of the shares being issued, filed herewith.

(12) Opinion and Consent of McDermott Will & Emery, LLP, special tax counsel to the Trust, with respect to a tax-free reorganization (to be filed by Amendment).

(13)    (a)  Financial Agent Agreement between Registrant and Phoenix Home Life
             Mutual Insurance Company with respects to Phoenix Home Life Variable Accumulation Account (VA) and Phoenix Home Life Variable Universal Life Account dated November 15, 1995, filed via Edgar with Post-Effective Amendment No. 16 (File No. 033-05033) on January 29, 1996.

        (b) Transfer Agency Agreement between Registrant and Phoenix Equity Planning Corporation dated August 29, 1988 filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

        (c) Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation dated December 11, 1996, filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

        (d) First Amendment to Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation effective February 27, 1998, filed via Edgar with Post-Effective Amendment No. 25 (File No. 033-05033) on April 29, 1998.

        (e) Second Amendment to Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation effective June 1, 1998, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-05033) on April 30, 2004.

        (f) Third Amendment to Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation effective October 29, 2001, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-05033) on April 30, 2004.

        (g) Fourth Amendment to Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation effective August 9, 2002, filed via EDGAR with Form N-14 (File No. 333-111961) on January 16, 2004.

        .
        (h) Fifth Amendment to Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation effective January 1, 2003, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-05033) on April 30, 2004.

        (i) Service Agreement between the Registrant, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company dated January 1, 2003, filed via EDGAR with Form N-14 (File No. 333-111961) on January 16, 2004.

        (i) (1) First Amendment to Service Agreement between Registrant, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company dated November 11, 2003, filed via EDGAR on Form N-14 (Form No. 333-116760) on June 23, 2004.

        (i) (2) Second Amendment to Service Agreement between Registrant, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company dated February 27, 2004, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-05033) on April 30, 2004.

        (j)  Code of Ethics.

             1. Amended and Restated Code of Ethics for Phoenix Funds, Phoenix Institutional Mutual Funds, Phoenix-Engemann Funds, Phoenix-Partners Funds, and The Phoenix Edge Series Fund, filed via EDGAR on Form N-14 (Form No. 333-116760) on June 23, 2004.

             2. Code of Ethics for Aberdeen Fund Managers, Inc., filed via EDGAR on Form N-14 (File No. 333-116760) on June 23, 2004.

             3. Code of Ethics Amended and Restated for The Phoenix Edge Series Fund and Phoenix Variable Advisors, Inc., filed via EDGAR with Form N-14 (File No. 333-111961) on January 16, 2004.

(14)    Consent of PricewaterhouseCoopers LLP, filed herewith.

(15)    Not Applicable.

(16) Power of Attorney, filed via EDGAR on Form N-14 (File No. 333-116760) on June 23, 2004.

(17)    (a)  Form of Voting Instructions Card and Proxy Card for Phoenix-Sanford
             Bernstein Global Value Series, filed via EDGAR on Form N-14 (File No. 333-116760) on June 23, 2004.

        (b) Prospectus of The Phoenix Edge Series Fund, as filed via Edgar on Form N-1A on April 30, 2004 with Post-Effective Amendment No. 47 (File No. 33-05033) and supplement to Prospectus dated July 6, 2004 as filed via EDGAR on Form 497 (File No. 33-05033) on July 7, 2004, and incorporated by reference.

------------------

Item 17. Undertakings

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

         (3) The undersigned Registrant agrees to file, by post-effective amendment, an Opinion of Counsel or a copy of an IRS ruling supporting the tax consequences of the Reorganization within a reasonable time after receipt of such opinion or ruling.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of Hartford and State of Connecticut on the 6th day of August, 2004.

                                           THE PHOENIX EDGE SERIES FUND


Attest:  /s/ Richard J. Wirth              By: /s/ Philip R. McLoughlin
        ------------------------------         ---------------------------------
        Richard J. Wirth                   Name:  Philip R. McLoughlin
        Secretary                          Title: President

        As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on this 6th day of August, 2004.

Signature                                    Title
---------                                    -----
/s/Nancy G. Curtiss
--------------------------------------
Nancy G. Curtiss                         Vice President, Treasurer and Principal
                                         Financial and Accounting Officer


--------------------------------------
Frank M. Ellmer*                         Trustee


--------------------------------------
John A. Fabian*                          Trustee


--------------------------------------
Roger A. Gelfenbien*                     Trustee


--------------------------------------
Philip K. Polkinghorn*                   Trustee and Executive Vice President


--------------------------------------
Eunice S. Groark*                        Trustee


--------------------------------------
Frank E. Grzelecki*                      Trustee


--------------------------------------
John R. Mallin*                          Trustee

/s/Philip R. McLoughlin
--------------------------------------
Philip R. McLoughlin                     Trustee and President, Chief
                                         Executive Officer and Chairman
                                         (Principal Executive Officer)


*By: /s/ Philip R. McLoughlin
     ---------------------------------
*Pursuant to power of attorney, filed via EDGAR on Form N-14 (File No.
 333-116760) on June 23, 2004.

                                INDEX TO EXHIBITS
                                -----------------

(11)    Opinion and Consent
(14)    Consent of PricewaterhouseCoopers LLP